MERRILL LYNCH
GLOBAL
ALLOCATION
FUND, INC.




FUND LOGO




Quarterly Report

July 31, 1998




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund's prospectus for a description of risks associated with global investments.







Merrill Lynch
Global Allocation
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper


MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.


Summary of
Fund's Overall
Asset Mix
As of 7/31/98
                                                        Percent of Fund's Net Assets   Reference Portfolio
                                                          7/31/98        4/30/98           Percentages
North & South American Equities                             19.6%*         19.6%*              36.0%
European Equities                                           12.3           10.7                11.0
Pacific Basin Equities                                       7.6            7.2                13.0
Total Equities                                              39.5           37.5                60.0

US Dollar Denominated Fixed-Income Securities               46.0           39.6                24.0
  US Issuers                                                26.9           27.3                 --
  Non-US Issuers                                            19.1           12.3                 --
Non-US Dollar Denominated Fixed-Income Securities            9.4            9.7                16.0
Total Fixed-Income Securities                               55.4++         49.3++              40.0

Cash & Cash Equivalents                                      5.1           13.2                 --

 *Includes value of Financial Futures Contracts.
++Includes Preferred Stock.



Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


DEAR SHAREHOLDER


For the quarter ended July 31, 1998, Merrill Lynch Global Allocation Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total investment returns of -3.99%, -4.31%, -4.34% and -4.12%, respectively. (Fund results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)


Equity and Bond Market Volatility
Increase
After reaching a high in mid-April, the US equity market sold off and reached a low in mid-June, concurrent with increasing concerns regarding the prospects for US corporations in the wake of a deepening recession in Japan and ongoing financial crises throughout Asia. The US stock market subsequently rallied sharply, but the surge was dominated by the largest capitalization growth stocks. The unmanaged Standard & Poor's 500 Composite Index (S&P 500) hit an all-time high in mid-July, but broader stock market averages could not keep pace. Larger-capitalization stocks dominated the short-lived rally, with small-capitalization and mid-capitalization issues underperforming their larger counterparts. By the end of July, US stocks began to sell off sharply. The S&P 500 nevertheless ended the quarter up a modest 1.2%.

Outside of the United States, stock markets turned in mixed performances for the July quarter. As measured by the unmanaged Financial Times/Standard & Poor's--Actuaries World Index (Ex-US), international equity markets declined 0.9% in US dollar terms during the period. Some of the larger European stock markets, such as Germany, rose, while the UK stock market declined. The Japanese stock market declined in US dollar terms during the quarter.

Emerging markets were the worst-performing markets during the July quarter. Stock markets of petroleum-producing countries performed especially poorly as crude oil prices declined even further. In addition to energy, the widespread decline in commodity prices put great pressure on economies in commodity-producing countries. The impact of this trend can be seen in the currency weakness of the United States' closest trading partners, Canada and Mexico. The Canadian dollar weakened approximately 5.5% relative to the US dollar during the quarter, while the Mexican peso weakened approximately 4.7%.

US dollar strength was not limited to those currencies of commodity-producing economies. As noted, Japanese stocks had a negative total return in US dollar terms for the quarter. In local currency terms, the unmanaged Nikkei 225 Index had a modestly positive return for the period. However, the yen weakened over 9% relative to the US dollar during the period, which resulted in a 3.8% decline for the Nikkei 225 in US dollar terms.


Portfolio Matters
During the July quarter, the Fund modestly increased its total equity exposure from 37.5% to 39.5%. We increased exposure in all three major regions, although the sum of the greater European exposure was the result of appreciation in our holdings. (Please refer to the "Summary of Fund's Overall Asset Mix" table on page 1 of this report to shareholders.)

During the July quarter, we also increased the Fund's total fixed-income exposure from 49.3% to 55.4%. We added to positions in US dollar-denominated securities of several emerging markets issuers. For example, in Malaysia we purchased the US dollar-denominated bonds of Petroliam Nasional BHD, the national petroleum company, and Telekom Malaysia BHD, the national telephone company. In addition, we purchased US dollar-denominated debt issued by the Russian Federation, and other Russian issuers to a lesser degree.

As of July 31, 1998, new investments in Russia accounted for 1.5% of the Fund's net assets. Subsequent to our purchase, a financial crisis began in Russia, which led to a devaluation of the ruble and the restructuring of ruble-denominated short-term debt. Although none of our investments were directly involved in the devaluation and debt restructuring, their market prices declined quickly and substantially, especially following the close of the July quarter. We believe that the current prices for the Fund's Russian holdings more than reflect the problems plaguing the Russian economy at this time, notwithstanding the stunning severity and speed with which financial conditions have deteriorated.

As of July 31, 1998, 8.9% of the Fund's investments was in emerging markets securities, with most of the exposure in US dollar-denominated debt of emerging markets issuers. While we would have preferred to purchase all of these issues at today's lower prices, we continue to see value in emerging markets debt. We believe that we now are presented with buying opportunities similar to those that occurred for Latin American debt in 1994/1995 and the US banking sector in 1990. Contrarian investors in those sectors who were willing to ride out those difficult periods were rewarded handsomely over the longer term.

Similarly, we also perceived value in the beleaguered small-capitalization and mid-capitalization stock market sectors in the United States. While our investments in these stocks hampered the Fund's performance thus far in 1998, as value-oriented investors we could not justify purchasing shares of large-capitalization growth stocks as they attained ever-higher (and harder to justify) price/earnings multiples. Current valuations for many small-capitalization and mid-capitalization issues are extremely attractive, and some buying opportunities may even emerge for large-capitalization issues. Accordingly, although the present market environment is a difficult one, we believe that the patience of longer-term, value-oriented investors such as Merrill Lynch Global Allocation Fund will ultimately be rewarded.


In Conclusion
We thank you for your investment in Merrill Lynch Global Allocation Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our upcoming annual report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Bryan N. Ison)
Bryan N. Ison
Senior Vice President and
Portfolio Manager





September 14, 1998




Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent
Performance
Results
                                                         12 Month        3 Month        Since Inception
                                                       Total Return    Total Return       Total Return
ML Global Allocation Fund, Inc.--Class A Shares*          + 3.64%          -3.99%           +233.61%
ML Global Allocation Fund, Inc.--Class B Shares*          + 2.52           -4.31            +202.66
ML Global Allocation Fund, Inc.--Class C Shares*          + 2.53           -4.34            + 56.45
ML Global Allocation Fund, Inc.--Class D Shares*          + 3.38           -4.12            + 61.26
US Stocks: Standard & Poor's 500 Index**                  +19.28           +1.18        +389.65/+161.20++
Non-US Stocks: Financial Times/Standard & Poor's--
  Actuaries World Index (Ex-US)***                        + 1.42           -0.90         +61.15/+30.08++
US Bonds: ML Government Index GA05****                    + 6.73           +1.72        +108.50/+33.90++
Non-US Bonds: Salomon Brothers World Government
  Bond Index (Ex-US)*****                                 + 3.71           -0.40        +109.05/+18.93+++

    *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are: Class A Shares and Class B Shares, 2/03/89; and Class C Shares and Class D Shares, 10/21/94.
   **An unmanaged broad-based index comprised of common stocks.
  ***An unmanaged capitalization-weighted index comprised of over
     1,800 companies in 24 countries, excluding the United States. ****An unmanaged index designed to track the total return of the current coupon five-year US Treasury bond.
*****An unmanaged market capitalization-weighted index tracking ten government bond indexes, excluding the United States.
   ++Since inception total returns are from 2/03/89 to 7/31/98 and
     10/21/94 to 7/31/98, respectively.
  +++Since inception total returns are from 1/31/89 to 7/31/98 and 10/21/94 to 7/31/98, respectively.


Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/98                        + 7.67%        + 2.02%
Five Years Ended 6/30/98                  +12.36         +11.15
Inception (2/3/89) through 6/30/98        +13.83         +13.18

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 6/30/98                        + 6.60%        + 2.83%
Five Years Ended 6/30/98                  +11.23         +11.23
Inception (2/3/89) through 6/30/98        +12.67         +12.67

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 6/30/98                        + 6.54%        + 5.60%
Inception (10/21/94) through 6/30/98      +13.34         +13.34

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/98                        + 7.42%        + 1.78%
Inception (10/21/94) through 6/30/98      +14.24         +12.59

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


Portfolio
Abbreviations


To simplify the currency denominations of Merrill Lynch Global
Allocation Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the currencies according to the list at right.


ARS    Agentinean Peso
CAD    Canadian Dollar
CHF    Swiss Franc
DEM    German Deutschemark
ECU    European Currency Unit
ESP    Spanish Peseta
FRF    French Franc
GBP    Great Britain Pound
JPY    Japanese Yen
NLG    Netherlands Guilder
NOK    Norwegian Krone
NZD    New Zealand Dollar
SEK    Swedish Kroner
USD    United States Dollar


SCHEDULE OF INVESTMENTS                                                                                  (in US dollars)
                                       Shares                                                                   Percent of
COUNTRY     Industries                  Held             Common Stocks                  Cost          Value     Net Assets
Argentina   Banking                   467,900   Banco Frances del Rio de la
                                                Plata S.A. (ADR)* (USD)        $    11,254,989     $    11,668,256     0.1%
                                    2,133,900   Banco Rio de La Plata S.A.
                                                (ADR)* (USD)                        22,946,904          24,806,588     0.2
                                                                               ---------------     ---------------   ------
                                                                                    34,201,893          36,474,844     0.3

            Oil--Related              480,000   Yacimientos Petroliferos
                                                Fiscales S.A. (ADR)* (USD)          10,296,490          14,040,000     0.1

                                                Total Common Stocks in Argentina    44,498,383          50,514,844     0.4

Australia   Beverages               1,999,379   Foster's Brewing Group Limited       3,509,519           4,478,269     0.0

            Building Materials        718,547   Pioneer International Limited        1,814,681           1,674,847     0.0

            Foods                   5,566,000   Goodman Fielder Wattie Ltd.          5,875,419           7,094,980     0.1

            Insurance               1,903,135   GIO Australia Holdings, Ltd.         3,728,816           4,952,355     0.0
                                    5,222,319   HIH Winterthur International
                                                Holdings Ltd.                        8,852,531           8,178,465     0.1
                                                                               ---------------     ---------------   ------
                                                                                    12,581,347          13,130,820     0.1

            Metals & Mining         8,102,904   M.I.M. Holdings Ltd.                 6,735,707           3,836,401     0.0
                                    7,000,000   Normandy Mining Limited              5,975,965           5,396,230     0.0
                                   18,990,927   Pasminco Limited                    20,078,100          15,331,565     0.1
                                    8,700,000   WMC Limited                         29,191,616          26,087,646     0.2
                                                                               ---------------     ---------------   ------
                                                                                    61,981,388          50,651,842     0.3

            Multi-Industry          1,661,317   Lend Lease Corporation Limited      27,855,090          35,698,047     0.3
                                    2,300,000   Pacific Dunlop, Ltd.                 5,753,464           4,223,203     0.1
                                                                               ---------------     ---------------   ------
                                                                                    33,608,554          39,921,250     0.4

            Resources               9,133,404   Broken Hill Proprietary
                                                Co., Ltd.                           99,981,934          74,039,803     0.6

            Tobacco                   103,620   Rothmans Holdings, Ltd.                390,312             638,408     0.0
                                    1,002,300   WD & HO Wills Holdings, Ltd.         1,123,869           2,238,898     0.0
                                                                               ---------------     ---------------   ------
                                                                                     1,514,181           2,877,306     0.0

                                                Total Common Stocks
                                                in Australia                       220,867,023         193,869,117     1.5

Austria     Banking                   203,400   Bank Austria AG                      6,298,337          16,107,991     0.1

                                                Total Common Stocks in Austria       6,298,337          16,107,991     0.1

Brazil      Telecommunications        145,000   Telecomunicacoes Brasileiras
                                                S.A.--Telebras (ADR)* (USD)         17,197,000          17,626,563     0.1

                                                Total Common Stocks in Brazil       17,197,000          17,626,563     0.1

Canada      Beverages               1,900,000   Cott Corp. (USD)                    15,484,918          14,962,500     0.1

            Metals--Non-Ferrous     1,427,400   Inco Ltd. (USD)                     29,691,234          15,612,188     0.1

            Multi-Industry            280,000   Semi-Tech Corporation (Class A)      4,108,297              37,165     0.0

            Paper                   3,250,000   Repap Enterprises Inc. (USD)        12,879,320             422,500     0.0

            Telecommunications      1,165,200   Rogers Cantel Mobile
                                                Communications Inc. (Class B)       22,391,633          13,339,328     0.1
                                    1,260,900   Rogers Cantel Mobile
                                                Communications Inc. (Class B)
                                                (USD)                               20,941,379          14,342,738     0.1
                                    4,543,700   Rogers Communications Inc.
                                                (Class B)                           39,359,870          37,693,290     0.4
                                                                               ---------------     ---------------   ------
                                                                                    82,692,882          65,375,356     0.6

            Telecommunications        100,000   Newbridge Networks Corp. (USD)       2,161,190           2,100,000     0.0
            & Equipment

                                                Total Common Stocks in Canada      147,017,841          98,509,709     0.8

Finland     Metals                    738,438   Outokumpu Oyj                       10,823,686           8,334,052     0.1

            Paper & Forest            964,985   Enso Oyj                             8,072,452           9,301,878     0.1
            Products                2,909,250   Metsa Serla Oyj 'B'                 23,657,400          23,952,640     0.2
                                      639,478   UPM-Kymmene Oyj                     12,090,735          16,327,400     0.1
                                                                               ---------------     ---------------   ------
                                                                                    43,820,587          49,581,918     0.4

                                                Total Common Stocks in Finland      54,644,273          57,915,970     0.5

France      Automobiles                46,568   Peugeot S.A.                         5,610,594           9,199,581     0.1

            Banking                   119,155   Banque Nationale de
                                                Paris S.A.                           5,267,865          11,050,262     0.1
                                      173,900   Compagnie Financiere de
                                                Paribas S.A.                         9,343,179          19,101,878     0.1
                                      291,386   Societe Generale de
                                                France S.A.                         31,513,313          70,171,104     0.6
                                                                               ---------------     ---------------   ------
                                                                                    46,124,357         100,323,244     0.8

            Electronics                75,299   STMicroelectronics N.V.              3,487,840           4,928,593     0.0

            Energy & Petroleum        377,186   Elf Aquitaine (Elf) S.A.            44,620,371          48,895,653     0.3

            Engineering &             133,844   Bouygues S.A.                       12,353,616          26,710,441     0.2
            Construction

            Industrial                 61,000   Alcatel Alsthom Cie Generale
                                                d'Electricite S.A.                   7,236,780          12,122,254     0.1

            Insurance                 147,915   AXA--UAP S.A.                        9,471,187          20,266,067     0.2

            Metals--Steel           1,477,394   Usinor-Sacilor S.A.                 22,060,574          20,638,424     0.2

            Multi-Industry             85,162   EuraFrance S.A.                     30,279,790          49,557,629     0.4

                                                Total Common Stocks in France      181,245,109         292,641,886     2.3

Germany     Automotive                527,260   Volkswagen AG                       28,614,929          47,463,776     0.4

            Banking                    55,680   Bayerische Vereinsbank AG            1,339,965           5,259,623     0.0
                                      411,357   Deutsche Bank AG                    34,026,271          32,381,209     0.3
                                      132,450   Dresdner Bank AG                     7,678,657           8,080,306     0.1
                                                                               ---------------     ---------------   ------
                                                                                    43,044,893          45,721,138     0.4

            Capital Goods             369,636   Kloeckner-Werke AG                  17,229,762          27,746,082     0.2

            Chemicals                 351,035   BASF AG                             13,431,500          16,135,570     0.1
                                      776,934   Bayer AG                            29,992,002          35,253,626     0.3
                                      101,451   Henkel KGaA                          4,390,556           8,043,065     0.1
                                      742,125   Hoechst AG                          27,123,815          33,048,243     0.2
                                                                               ---------------     ---------------   ------
                                                                                    74,937,873          92,480,504     0.7

            Electrical                141,569   Siemens AG                           9,741,171          10,515,190     0.1
            Equipment

            Engineering &              32,565   Philipp Holzmann AG                 12,268,030           6,921,321     0.1
            Construction


Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                                       Shares                                                                   Percent of
COUNTRY     Industries                  Held             Common Stocks                  Cost          Value     Net Assets
Germany     Metals--Steel             172,193   Thyssen AG                     $    37,040,112     $    41,099,763     0.3%
(concluded)
            Retail                     29,472   Karstadt AG                         10,289,552          13,845,294     0.1

            Utilities                 452,843   VEBA AG                             30,191,107          26,735,179     0.2

                                                Total Common Stocks in Germany     263,357,429         312,528,247     2.5

Hong Kong   Banking                   900,737   HSBC Holdings PLC                   14,386,653          21,974,299     0.1
                                      899,577   HSBC Holdings PLC (GBP)             27,212,308          22,414,112     0.2
                                                                               ---------------     ---------------   ------
                                                                                    41,598,961          44,388,411     0.3

            Multi-Industry          7,059,500   Hutchison Whampoa Ltd.              44,936,689          33,897,847     0.3

                                                Total Common Stocks
                                                in Hong Kong                        86,535,650          78,286,258     0.6

Hungary     Oil & Gas Producers       242,045   Mol Magyar Olay-es Gazipari
                                                Reszvenytarsasag
                                                (GDR)** (USD)                        6,554,067           7,418,679     0.1

                                                Total Common Stocks in Hungary       6,554,067           7,418,679     0.1

Indonesia   Paper & Pulp            4,671,800   Asia Pacific Resources
                                                International Holdings Ltd.
                                                (NY Registered Shares)(USD)         25,834,218           6,715,713     0.1
                                      553,765   Asia Pulp & Paper Company
                                                Ltd. (ADR)* (USD)                    6,368,298           5,260,768     0.0
                                                                               ---------------     ---------------   ------
                                                                                    32,202,516          11,976,481     0.1

            Tobacco                19,327,000   P.T. Hanjaya Mandala
                                                Sampoerna (Foreign)                 28,087,780           5,054,754     0.0

                                                Total Common Stocks
                                                in Indonesia                        60,290,296          17,031,235     0.1

Ireland     Building &                631,423   CRH PLC (GBP)                        6,857,511           8,385,443     0.1
            Construction

                                                Total Common Stocks
                                                in Ireland                           6,857,511           8,385,443     0.1

Italy       Banking                   910,440   Istituto Bancario San Paolo
                                                di Torino S.p.A.                     5,771,867          15,898,465     0.1
                                      308,400   Istituto Mobiliare Italiano
                                                S.p.A. (Ordinary)                    2,291,807           5,648,963     0.0
                                                                               ---------------     ---------------   ------
                                                                                     8,063,674          21,547,428     0.1

            Multi-Industry         41,311,990   MontEdison S.p.A.                   31,345,924          52,487,316     0.4

            Telecommunications      2,251,300   Telecom Italia Mobile
                                                S.p.A.--RISP                         2,379,178           8,593,727     0.1
                                   11,749,314   Telecom Italia S.p.A.--RISP         37,250,046          69,316,401     0.6
                                                                               ---------------     ---------------   ------
                                                                                    39,629,224          77,910,128     0.7

                                                Total Common Stocks in Italy        79,038,822         151,944,872     1.2

Japan       Automobiles &           3,282,000   Suzuki Motor Corp.                  30,510,247          29,059,730     0.2
            Equipment

            Beverages               1,570,000   Chukyo Coca-Cola Bottling
                                                Co., Ltd.                           16,445,371          13,499,065     0.1
                                      663,000   Hokkaido Coca-Cola Bottling
                                                Co., Ltd.                            8,836,164           6,815,888     0.1
                                      790,000   Kinki Coca-Cola Bottling
                                                Co., Ltd.                           11,999,955           8,805,123     0.1
                                    1,243,000   Mikuni Coca-Cola Bottling
                                                Co., Ltd.                           17,391,669          21,383,558     0.2
                                    1,426,400   Sanyo Coca-Cola Bottling
                                                Co., Ltd.                           17,532,122          13,923,323     0.1
                                                                               ---------------     ---------------   ------
                                                                                    72,205,281          64,426,957     0.6

            Capital Goods           2,736,000   Fuji Heavy Industries, Ltd.         11,273,188          15,607,227     0.1
                                   12,900,000   Kawasaki Heavy Industries, Ltd.     35,297,925          28,577,362     0.2
                                    7,875,000   Mitsubishi Heavy
                                                Industries, Inc.                    44,268,610          29,330,218     0.2
                                                                               ---------------     ---------------   ------
                                                                                    90,839,723          73,514,807     0.5

            Chemicals                  34,000   Shin-Etsu Chemical Co., Ltd.           657,132             564,901     0.0

            Consumer Products          50,000   Amway Japan Limited
                                                (Premium Exchangeable
                                                Participating Shares)(USD)             721,750             321,875     0.0

            Electrical              1,124,000   Chudenko Corp.                      30,032,358          22,332,156     0.2
            Construction            1,386,000   Kinden Corporation                  21,348,708          15,131,340     0.1
                                       34,000   Taihei Dengyo Kaisha, Ltd.             637,020             122,631     0.0
                                                                               ---------------     ---------------   ------
                                                                                    52,018,086          37,586,127     0.3

            Electrical                788,000   Murata Manufacturing Co., Ltd.      25,168,052          26,839,460     0.2
            Equipment

            Electronics             1,299,000   Hitachi Ltd.                         9,381,584           8,129,429     0.1

            Financial               9,387,000   Daiwa Securities Co., Ltd.          46,956,803          40,875,202     0.3
            Services                  928,000   Kokusai Securities Co., Ltd.         6,296,169           9,816,435     0.1
                                      879,000   Nomura Securities Co., Ltd.         11,893,928          10,253,479     0.1
                                    1,720,000   Wako Securities Co., Ltd.            4,377,152           2,274,282     0.0
                                                                               ---------------     ---------------   ------
                                                                                    69,524,052          63,219,398     0.5

            Industrial                 28,000   Miura Kogyo Co., Ltd.                  466,635             319,446     0.0
                                       17,400   Nitto Kohki Co., Ltd.                  488,740             176,469     0.0
                                                                               ---------------     ---------------   ------
                                                                                       955,375             495,915     0.0

            Insurance                 743,000   Chiyoda Fire & Marine
                                                Insurance Co., Ltd.                  2,796,009           2,695,272     0.0
                                    2,897,000   Dai-Tokyo Fire & Marine
                                                Insurance Co., Ltd.                 17,990,037          10,027,691     0.1
                                      125,000   Dowa Fire & Marine Insurance
                                                Co., Ltd.                              441,340             376,428     0.0
                                    3,743,000   Fuji Fire & Marine Insurance
                                                Co., Ltd.                           13,980,452           7,903,184     0.1
                                    4,865,000   Koa Fire & Marine Insurance
                                                Co., Ltd.                           24,748,402          17,176,532     0.1
                                      765,000   Mitsui Marine & Fire Insurance
                                                Co., Ltd.                            5,730,161           3,971,963     0.0
                                    3,508,000   Nichido Fire & Marine Insurance
                                                Co., Ltd.                           20,622,267          19,428,176     0.2
                                    4,816,000   Nippon Fire & Marine Insurance
                                                Co., Ltd.                           20,479,413          18,837,245     0.2
                                      999,000   Nisshin Fire & Marine Insurance
                                                Co., Ltd.                            2,688,731           2,628,037     0.0
                                    7,315,000   Sumitomo Marine & Fire Insurance
                                                Co., Ltd.                           46,067,731          42,132,780     0.3
                                    2,713,000   Tokio Marine & Fire Insurance
                                                Co., Ltd.                           28,580,732          27,421,115     0.2
                                    5,000,000   Yasuda Fire & Marine Insurance
                                                Co., Ltd.                           25,976,040          23,710,627     0.2
                                                                               ---------------     ---------------   ------
                                                                                   210,101,315         176,309,050     1.4

            Office Equipment        1,612,000   Canon, Inc.                         23,455,745          36,826,584     0.3

            Packaging &             1,103,000   Toyo Seikan Kaisha, Ltd.            25,118,395          14,859,384     0.1
            Containers

            Pharmaceuticals         1,261,000   Sankyo Pharmaceuticals
                                                Co., Ltd.                           28,124,373          28,284,112     0.2
                                      384,000   Taisho Pharmaceuticals
                                                Co., Ltd.                            7,984,458           7,709,242     0.1
                                                                               ---------------     ---------------   ------
                                                                                    36,108,831          35,993,354     0.3

            Restaurants               647,000   Mos Food Services, Inc.             12,121,005           7,524,818     0.1
                                      618,000   Ohsho Food Service Corp.            10,180,663           5,476,220     0.0
                                                                               ---------------     ---------------   ------
                                                                                    22,301,668          13,001,038     0.1

            Retail Stores             460,000   Ito Yokado Co., Ltd.                21,319,319          22,195,916     0.2
                                      100,000   Sangetsu Co., Ltd.                   3,160,832           1,250,952     0.0
                                                                               ---------------     ---------------   ------
                                                                                    24,480,151          23,446,868     0.2

                                                Total Common Stocks in Japan       693,547,387         604,594,877     4.8



Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                                       Shares                                                                   Percent of
COUNTRY     Industries                  Held             Common Stocks                  Cost          Value     Net Assets
Mexico      Finance                     6,054   Grupo Financiero Inbursa,
                                                S.A. de C.V. (ADR)* (USD)      $       121,464     $        85,846     0.0%

            Foods                     700,000   Grupo Industrial Maseca,
                                                S.A. de C.V. (ADR)* (USD)            7,969,925           8,093,750     0.1

            Multi-Industry            433,800   Grupo Carso, S.A. de C.V.
                                                (ADR)* (USD)                         3,832,850           3,643,920     0.0

            Telecommunications        433,800   Global Telecommunications
                                                Solutions, Inc. (ADR)* (USD)         2,060,550           2,672,208     0.0

                                                Total Common Stocks in Mexico       13,984,789          14,495,724     0.1

Netherlands Chemicals                 574,304   Akzo Nobel N.V.                     17,876,528          29,264,992     0.2
                                      288,070   European Vinyls Corp.
                                                International N.V.                  11,384,340           4,280,258     0.0
                                                                               ---------------     ---------------   ------
                                                                                    29,260,868          33,545,250     0.2

            Electronics               442,765   Philips Electronics N.V.            22,551,548          35,874,208     0.3
            Distribution

            Forest Products         1,824,457   Koninklijke KNP N.V.                40,980,634          44,392,452     0.4

            Insurance                 958,493   Internationale Nederlanden
                                                Groep N.V.                          15,908,091          72,498,698     0.6
            Miscellaneous--            10,000   Koninklijke Ten Cate N.V.              501,699             404,866     0.0
            Manufacturing

            Oil & Gas Producers        93,987   Royal Dutch Petroleum Co.            4,994,672           4,798,698     0.0

            Steel                     161,800   Ispat International N.V.             4,382,262           2,565,437     0.0
                                      607,392   Ispat International N.V.
                                                (NY Registered Shares)(USD)         12,730,758           9,186,804     0.1
                                                                               ---------------     ---------------   ------
                                                                                    17,113,020          11,752,241     0.1

            Transportation            111,846   Koninklijke Pakhoed N.V.             4,339,539           3,407,355     0.0

                                                Total Common Stocks
                                                in the Netherlands                 135,650,071         206,673,768     1.6

New         Financial Services      3,085,700   Brierley Investments Limited         1,988,414           1,468,139     0.0
Zealand
            Natural Gas             1,477,104   Natural Gas Corporation
            Suppliers                           Holdings Limited                     1,043,960           1,314,894     0.0

                                                Total Common Stocks
                                                in New Zealand                       3,032,374           2,783,033     0.0

Norway      Banking                 4,785,400   Christiania Bank Og Kreditkasse     10,697,335          23,266,103     0.2
                                    2,434,000   Den Norske Bank ASA                  7,189,721          13,349,354     0.1
                                                                               ---------------     ---------------   ------
                                                                                    17,887,056          36,615,457     0.3

            Computer Software         151,848   Merkantildata ASA                    1,801,167           2,021,690     0.0

            Oil & Gas Producers       781,330   Saga Petroleum ASA                  11,845,630          10,350,798     0.1

                                                Total Common Stocks in Norway       31,533,853          48,987,945     0.4

Philip-     Banking                 2,000,000   East-West Banking Corp.             20,000,000          20,500,000     0.2
pines
            Multi-Industry          6,335,520   Ayala Corporation                    1,948,253           1,466,696     0.0

                                                Total Common Stocks
                                                in the Philippines                  21,948,253          21,966,696     0.2

Portugal    Banking                   896,372   Banco Comercial Portugues,
                                                S.A. (BCP)(Registered)              13,334,852          28,859,286     0.2

                                                Total Common Stocks in Portugal     13,334,852          28,859,286     0.2

Russia      Telecommunications      1,611,800   PLD Telekom Inc. (USD)              10,028,238          11,282,600     0.1
                                       74,500   PLD Telekom Inc. (Warrants)
                                                (a)(USD)                               111,750             230,950     0.0
                                       18,700   PLD Telekom Inc. (Warrants)
                                                (a)(USD)                                30,855              60,775     0.0

                                                Total Common Stocks in Russia       10,170,843          11,574,325     0.1

South       Metals--Steel             716,660   Pohang Iron & Steel Co., Ltd.       28,695,627          30,532,398     0.2
Korea
            Telecommunications          2,893   SK Telecom Co., Ltd.                 1,016,559           1,658,826     0.0
                                    1,006,587   SK Telecom Co., Ltd.
                                                (ADR)* (USD)                         5,226,630           7,801,049     0.1
                                                                               ---------------     ---------------   ------
                                                                                     6,243,189           9,459,875     0.1
            Utilities--Electric       200,000   Korea Electric Power
                                                Corporation                          2,429,353           2,847,844     0.0

                                                Total Common Stocks
                                                in South Korea                      37,368,169          42,840,117     0.3

Spain       Insurance                  66,778   Mapfre S.A.                          1,272,758           2,427,889     0.0

            Utilities--Electric     1,252,677   Endesa S.A.                         24,873,809          27,625,261     0.2

                                                Total Common Stocks in Spain        26,146,567          30,053,150     0.2

Sweden      Appliances              1,377,295   Electrolux AB 'B' Free              14,120,645          22,065,910     0.2

            Automobiles &              43,916   Scania AB (Warrants)(a)                 60,444              57,617     0.0
            Equipment                 391,430   Volvo AB 'B' Shares                 12,386,419          12,122,627     0.1
                                                                               ---------------     ---------------   ------
                                                                                    12,446,863          12,180,244     0.1

            Industrial                119,420   SKF AB 'A'                           2,217,257           1,868,056     0.0

            Insurance                 826,201   Skandia Forsakring AB Free           4,703,429          14,174,762     0.1

            Metals--Steel           1,227,828   Avesta Sheffield AB                 10,687,487           5,328,281     0.1

            Multi-Industry            192,784   Svedala Industri AB Free             2,531,671           4,134,386     0.0

            Paper & Forest            411,853   Mo och Domsjo AB (Class B)          10,072,522          11,040,591     0.1
            Products                  885,017   Stora Kopparbergs Bergslags AB       9,945,034          12,392,694     0.1
                                                                               ---------------     ---------------   ------
                                                                                    20,017,556          23,433,285     0.2

                                                Total Common Stocks in Sweden       66,724,908          83,184,924     0.7

Switzer-    Banking                    20,222   Banque Cantonale de Geneve           6,737,471           6,470,008     0.1
land
            Electronic Components      69,850   Swatch Group AG (The)(Registered)    9,809,595          11,866,011     0.1

            Pharmaceuticals             8,212   Novartis AG (Registered)            12,794,237          13,862,196     0.1
                                        1,369   Roche Holding AG                    13,060,644          14,753,542     0.1
                                                                               ---------------     ---------------   ------
                                                                                    25,854,881          28,615,738     0.2

                                                Total Common Stocks
                                                in Switzerland                      42,401,947          46,951,757     0.4

Thailand    Holding Company         1,373,300   BEC World Public Co.,
                                                Ltd. (Foreign)                       8,876,272           5,567,432     0.0

                                                Total Common Stocks in Thailand      8,876,272           5,567,432     0.0



Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                                       Shares                                                                   Percent of
COUNTRY     Industries                  Held             Common Stocks                  Cost          Value     Net Assets
United      Banking                 1,995,969   National Westminster Bank
Kingdom                                         PLC                            $    30,482,643     $    34,613,296     0.3%

            Building &                689,324   Jarvis PLC                           8,184,444           7,330,271     0.1
            Construction

            Chemicals               1,470,000   Inspec Group PLC                     4,431,923           5,290,824     0.0

            Computers                  80,403   Misys PLC                            1,210,322           3,847,525     0.0

            Environmental           1,240,000   Waste Management International
                                                PLC (ADR)* (USD)                    11,399,133          13,330,000     0.1

            Food & Beverage         1,756,839   Allied Domecq PLC                   12,616,881          16,095,456     0.1
                                      672,142   Bass PLC                             9,822,359          10,919,269     0.1
                                                                               ---------------     ---------------   ------
                                                                                    22,439,240          27,014,725     0.2

            Holding Company         8,595,618   BTR PLC                             35,874,337          21,656,144     0.2

            Insurance                 914,657   Royal & Sun Alliance
                                                Insurance Group PLC                  9,762,677           9,965,883     0.1

            Manufacturing--         3,527,699   LucasVarity PLC                     11,264,222          12,350,615     0.1
            Automotive Supplies

            Metals & Mining           858,223   Rio Tinto PLC                       12,434,329           9,659,883     0.1

            Multi-Industry              6,250   Hanson PLC (ADR)* (USD)                353,583             160,938     0.0

            Oil--Related              156,646   Shell Transport & Trading Co. PLC    1,071,922           1,004,590     0.0

            Pharmaceuticals           716,673   SmithKline Beecham PLC               8,050,842           8,336,312     0.1

            Retail--Food              967,650   J. Sainsbury PLC                     6,001,425           8,516,946     0.0
                                    1,610,493   Safeway PLC                          9,038,358           9,511,507     0.1
                                                                               ---------------     ---------------   ------
                                                                                    15,039,783          18,028,453     0.1

            Retail Stores             301,675   Signet Group PLC (ADR)* (USD)          461,861           5,920,372     0.0

            Steel                   3,909,076   British Steel PLC                    9,053,760           8,042,025     0.1

            Telecommunications        568,677   Cable & Wireless PLC                 4,292,301           7,340,505     0.1
                                    3,207,333   Ionica Group PLC                    14,843,620           2,256,295     0.0
                                    1,526,667   Ionica PLC (Warrants)(a)                    --              24,976     0.0
                                                                               ---------------     ---------------   ------
                                                                                    19,135,921           9,621,776     0.1

            Tobacco                 2,787,884   B.A.T. Industries PLC               23,744,589          30,832,213     0.2
                                       12,500   Imperial Tobacco Group
                                                PLC (ADR)* (USD)                       238,391             210,635     0.0
                                                                               ---------------     ---------------   ------
                                                                                    23,982,980          31,042,848     0.2

                                                Total Common Stocks in
                                                the United Kingdom                 224,633,922         227,216,480     1.8

United      Aerospace & Defense         9,565   Raytheon Company (Class A)             307,416             518,303     0.0
States
            Apparel                   700,000   Fruit of the Loom, Inc.
                                                (Class A)                           18,572,062          21,831,250     0.2

            Automobiles               150,000   General Motors Corp.                 5,384,509          10,846,875     0.1

            Automotive                550,000   Collins & Aikman Group Inc.          3,887,538           3,437,500     0.0

            Banking                 1,064,870   Banc One Corp.                      18,939,028          55,040,468     0.4
                                      259,000   Banknorth Group, Inc.                1,865,422           9,032,625     0.1
                                      950,000   Golden State Bancorp Inc.            1,992,403           4,393,750     0.0
                                      950,000   Golden State Bancorp Inc.
                                                (Warrants)(a)                       11,239,754          26,184,375     0.2
                                      770,194   Golden State Bancorp Inc.
                                                (Warrants)(a)                               --          15,596,429     0.1
                                    1,400,000   KeyCorp                             20,571,401          47,600,000     0.4
                                      865,800   Mellon Bank Corp.                   17,209,199          58,333,275     0.5
                                      199,425   Oriental Financial Group             3,509,880           7,814,967     0.1
                                    1,520,000   Republic New York Corp.             33,998,213          90,155,000     0.7
                                                                               ---------------     ---------------   ------
                                                                                   109,325,300         314,150,889     2.5

            Broadcasting/Cable         49,450   People's Choice TV Corp.
                                                (Warrants)(a)                          226,458                 495     0.0

            Building Products         500,000   Chicago Bridge & Iron Company
                                                N.V. (NY Registered Shares)(USD)     8,322,525           6,531,250     0.1
                                      567,892   Flowserve Corporation               14,089,137          12,387,144     0.1
                                                                               ---------------     ---------------   ------
                                                                                    22,411,662          18,918,394     0.2

            Business Data             200,000   Imation Corp.                        3,443,597           3,162,500     0.0
            Processing

            Business Data           1,100,000   Information Resources, Inc.         13,123,717          15,606,250     0.1
            Systems

            Chemicals                 300,000   Geon Company (The)                   5,955,557           6,731,250     0.1

            Commercial              1,200,000   Cendant Corporation                 21,748,522          20,775,000     0.2
            Services

            Communication             530,000   ADC Telecommunications, Inc.         9,120,074          17,721,875     0.1
            Equipment

            Computer Services         200,000   Electronic Data Systems Corp.        8,356,515           7,037,500     0.1

            Computer Software         337,500   Boole & Babbage, Inc.                1,329,492           7,762,500     0.1
                                    2,400,000   Inprise Corporation                 33,535,053          14,775,000     0.1
                                      700,000   Oracle Corporation                  13,629,360          18,550,000     0.1
                                                                               ---------------     ---------------   ------
                                                                                    48,493,905          41,087,500     0.3

            Computers &             2,100,000   Iomega Corporation                  13,953,057          11,156,250     0.1
            Technology              1,092,300   Komag, Inc.                         18,786,335           3,481,706     0.0
                                    1,125,300   Silicon Graphics, Inc.              16,988,580          12,518,963     0.1
                                      500,000   Stratus Computer, Inc.               9,130,512          14,375,000     0.1
                                                                               ---------------     ---------------   ------
                                                                                    58,858,484          41,531,919     0.3

            Construction &            200,000   Hovnanian Enterprises, Inc.
            Housing                             (Class A)                            1,750,602           1,950,000     0.0

            Construction              500,000   TJ International, Inc.               8,846,801          11,625,000     0.1
            Products

            Consumer--                 90,770   Ascent Entertainment Group, Inc.       631,090             992,797     0.0
            Miscellaneous

            Containers                504,000   Stone Container Corporation          6,194,634           6,583,500     0.1

            Electronics               900,000   3Com Corporation                    25,640,310          22,218,750     0.2
                                    2,300,000   Cabletron Systems, Inc.             34,233,860          26,593,750     0.2
                                    1,832,800   Checkpoint Systems, Inc.            20,531,875          18,900,750     0.1
                                    1,250,000   MEMC Electronic Materials, Inc.     24,090,092          12,343,750     0.1
                                      870,000   Millipore Corporation               25,993,028          21,097,500     0.2
                                      850,000   Motorola, Inc.                      46,443,770          44,412,500     0.3
                                    1,500,000   Silicon Valley Group, Inc.          26,544,734          20,906,250     0.2
                                                                               ---------------     ---------------   ------
                                                                                   203,477,669         166,473,250     1.3

            Energy & Petroleum      1,079,400   Arch Coal, Inc.                     28,887,320          21,925,313     0.2
                                       46,400   Mitchell Energy Development
                                                Corp. (Class A)                        675,717             849,700     0.0
                                      174,350   Mitchell Energy Development
                                                Corp. (Class B)                      2,755,451           3,138,300     0.0
                                       50,000   Murphy Oil Corp.                     1,688,446           2,215,625     0.0
                                    1,500,000   Occidental Petroleum Corporation    28,058,743          33,375,000     0.3
                                       15,000   Plains Resources, Inc.                  85,955             268,125     0.0
                                    1,402,978   Santa Fe Energy Resources, Inc.      7,579,573          12,363,744     0.1
                                    2,000,000   TransTexas Gas Corp.                30,359,821          14,000,000     0.1
                                      200,000   USX-Marathon Group                   3,413,440           6,825,000     0.0
                                                                               ---------------     ---------------   ------
                                                                                   103,504,466          94,960,807     0.7




Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                                       Shares                                                                   Percent of
COUNTRY     Industries                  Held             Common Stocks                  Cost          Value     Net Assets
United      Fertilizers               164,700   IMC Global Inc.                $     5,248,656     $     4,210,144     0.0%
States
(continued)
            Financial Services        163,600   American Capital
                                                Strategies, Ltd.                     2,454,000           3,691,225     0.0
                                    1,972,900   Anthracite Capital, Inc.            29,662,250          23,674,800     0.2
                                                                               ---------------     ---------------   ------
                                                                                    32,116,250          27,366,025     0.2

            Forest Products           394,200   Deltic Timber Corporation           11,221,223           9,165,150     0.1

            Gaming                  1,235,000   Scientific Games Holdings
                                                Corp. (c)                           27,568,304          24,545,625     0.2

            Healthcare Services       360,000   Advocat, Inc.                        3,422,500           2,160,000     0.0
                                      450,000   Baxter International, Inc.           9,088,023          26,887,500     0.2
                                    1,452,400   Beverly Enterprises, Inc.           11,847,541          14,614,775     0.1
                                      600,000   Humana, Inc.                        11,121,655          16,312,500     0.1
                                    2,200,000   Oxford Health Plans, Inc.           46,828,521          17,600,000     0.2
                                    1,427,000   PharMerica, Inc.                    10,371,317           9,275,500     0.1
                                                                               ---------------     ---------------   ------
                                                                                    92,679,557          86,850,275     0.7

            Industrial                100,000   American Standard, Inc.              2,986,000           4,762,500     0.0
                                       15,000   Bar Technologies Ltd.
                                                (Warrants)(a)                          838,256             825,000     0.0
                                      179,802   Cooper Industries, Inc.              6,534,892           9,428,367     0.1
                                    2,830,246   Crown Packaging Holdings Ltd.        1,433,657              28,302     0.0
                                                                               ---------------     ---------------   ------
                                                                                    11,792,805          15,044,169     0.1

            Insurance                 100,000   Aetna Inc.                           9,042,500           6,931,250     0.1
                                      410,000   American General Corp.              10,594,632          28,008,125     0.2
                                      186,300   Horace Mann Educators, Inc.          2,143,167           5,821,875     0.0
                                    1,947,500   Risk Capital Holdings Inc.          34,313,406          48,444,063     0.4
                                                                               ---------------     ---------------   ------
                                                                                    56,093,705          89,205,313     0.7

            Metals & Mining           305,000   Aluminum Company of America         13,814,815          21,140,313     0.1
                                    1,400,000   Battle Mountain Gold Company         8,838,297           6,562,500     0.1
                                    1,100,000   Commonwealth Industries Inc.        17,690,878           9,143,750     0.1
                                      100,000   National Steel Corp.                   905,000             975,000     0.0
                                      850,000   Newmont Mining Corporation          31,553,907          16,043,750     0.1
                                      400,000   Nucor Corporation                   18,363,133          17,400,000     0.1
                                      132,800   Reynolds Metals Co.                  5,801,771           6,972,000     0.1
                                                                               ---------------     ---------------   ------
                                                                                    96,967,801          78,237,313     0.6

            Metals--Non-Ferrous       700,000   USEC Inc.                            9,975,000           9,975,000     0.1

            Multi-Industry             90,000   Loews Corp.                          3,984,675           7,256,250     0.1

            Multimedia &               20,000   Unifi Communications, Inc.
            Telecommunications                  (Warrants)(a)                        1,166,800                   2     0.0

            Natural Resources         210,519   Freeport-McMoRan Copper &
                                                Gold, Inc. (Class B)                 3,665,657           3,118,313     0.0

            Oil & Gas Producers       200,000   Rowan Companies Inc.                 4,866,580           2,825,000     0.0
                                      245,410   Texaco Inc.                          6,627,069          14,923,996     0.1
                                      600,000   Tom Brown, Inc.                     10,596,357           9,937,500     0.1
                                      100,000   Transocean Offshore Inc.             3,863,220           3,943,750     0.1
                                                                               ---------------     ---------------   ------
                                                                                    25,953,226          31,630,246     0.3

            Oil Services              200,000   Diamond Offshore Drilling Inc.       5,150,000           6,562,500     0.1
                                      200,000   Input/Output, Inc.                   4,367,760           3,112,500     0.0
                                    2,500,000   Noble Drilling Corp.                16,505,558          47,187,500     0.3
                                      300,000   Tidewater Inc.                      13,101,460           8,700,000     0.1
                                                                               ---------------     ---------------   ------
                                                                                    39,124,778          65,562,500     0.5

            Paper                     160,200   Boise Cascade Corporation            4,225,000           4,485,600     0.0
                                      165,000   Fort James Corporation               3,091,744           5,568,750     0.1
                                      240,000   Louisiana-Pacific Corp.              5,273,733           4,785,000     0.0
                                                                               ---------------     ---------------   ------
                                                                                    12,590,477          14,839,350     0.1

            Publishing                300,000   Reader's Digest Association,
                                                Inc. (Class A)                       7,030,450           8,475,000     0.1

            Real Estate             2,574,465   Catellus Development Corp.          22,351,219          41,995,960     0.3
                                    2,077,300   Security Capital Group Inc.
                                                (Class B)                           53,272,300          52,062,331     0.4
                                                                               ---------------     ---------------   ------
                                                                                    75,623,519          94,058,291     0.7

            Real Estate               672,600   AMB Property Corporation            14,750,344          16,058,325     0.1
            Investment Trusts         382,713   Apartment Investment &
                                                Management Co.                      10,766,036          14,543,094     0.1
                                       91,991   Horizon Group Properties, Inc.         551,946             448,456     0.0
                                    3,042,500   Imperial Credit Commercial
                                                Mortgage Investment Corp.           42,303,825          32,706,875     0.3
                                    1,200,000   Meditrust Corporation               32,369,109          27,000,000     0.2
                                      689,300   Mid-America Realty Investments       6,631,756           6,893,000     0.1
                                    1,939,825   Prime Retail, Inc.                  20,518,585          23,520,378     0.2
                                      400,000   Taubman Centers, Inc.                3,512,161           5,225,000     0.0
                                      920,000   Walden Residential Properties,
                                                Inc. (Warrants)(a)                   1,125,068           1,035,000     0.0
                                      500,000   Wilshire Real Estate Investment
                                                Trust Inc.                           8,000,000           8,343,750     0.1
                                                                               ---------------     ---------------   ------
                                                                                   140,528,830         135,773,878     1.1

            Restaurants             1,400,000   Brinker International, Inc.         15,416,635          27,300,000     0.2
                                      300,000   Buffets, Inc.                        2,952,350           4,125,000     0.1
                                      900,000   Darden Restaurants Inc.              6,376,075          15,581,250     0.1
                                                                               ---------------     ---------------   ------
                                                                                    24,745,060          47,006,250     0.4

            Retail                    206,500   Coinstar Inc.                          311,636           1,884,313     0.0
                                      850,000   Heilig-Meyers Company               11,224,247          11,156,250     0.1
                                                                               ---------------     ---------------   ------
                                                                                    11,535,883          13,040,563     0.1

            Retail--                1,530,000   Ugly Duckling Corporation           20,563,125          11,283,750     0.1
            Automotive

            Retail Stores             416,900   Buttrey Food & Drug Stores Co.       3,241,636           6,201,388     0.1
                                    1,110,000   Filene's Basement Corp.             10,092,619           4,648,125     0.0
                                      300,000   J. Baker, Inc.                       5,134,145           3,093,750     0.0
                                      300,000   Sotheby's Holdings, Inc.
                                                (Class A)                            3,674,432           6,656,250     0.1
                                      700,000   Toys 'R' Us, Inc.                   15,851,134          15,925,000     0.1
                                                                               ---------------     ---------------   ------
                                                                                    37,993,966          36,524,513     0.3

            Savings Banks             572,886   Sovereign Bancorp, Inc.              1,552,137           9,166,176     0.1

            Semiconductors          3,235,500   Cypress Semiconductor
                                                Corporation                         25,899,931          24,266,250     0.2




Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                                       Shares                                                                   Percent of
COUNTRY     Industries                  Held             Common Stocks                  Cost          Value     Net Assets
United      Telecommunications        352,400   ALLTEL Corporation             $     7,189,068     $    14,778,775     0.1%
States                                300,000   Allen Telecom Inc.                   3,338,218           2,700,000     0.0
(concluded)                            27,750   American Telecasting Inc.
                                                (Warrants)(a)                               --                 278     0.0
                                        2,500   CAI Wireless Systems, Inc.                  --                  --     0.0
                                       32,037   CS Wireless Systems, Inc.              123,681                   3     0.0
                                    1,375,800   CellNet Data Systems, Inc.          12,252,498          11,178,375     0.1
                                      120,363   CellNet Data Systems, Inc.
                                                (Warrants)(a)                       13,716,570           3,009,075     0.0
                                      700,000   DSC Communications Corporation      10,612,018          21,218,750     0.2
                                      100,000   Frontier Corporation                 1,601,530           3,356,250     0.0
                                    2,770,200   General Communication, Inc.
                                                (Class A)                           18,631,175          12,812,175     0.1
                                    1,800,000   Glenayre Technologies, Inc.         20,679,415          14,625,000     0.1
                                    1,000,000   QUALCOMM, Inc.                      51,761,109          62,312,500     0.5
                                       47,000   United USN Inc. (Class A)
                                                (Warrants)(a)                        5,840,131           3,713,000     0.1
                                       14,113   United USN Inc. (Warrants)(a)        1,084,937             677,424     0.0
                                    1,255,000   Western Wireless Corporation        15,610,218          26,119,688     0.2
                                       13,500   Wireless One, Inc. (Warrants)(a)        70,944                 135     0.0
                                       18,315   Wireless One, Inc. (Warrants)(a)        18,315                 183     0.0
                                                                               ---------------     ---------------   ------
                                                                                   162,529,827         176,501,611     1.4

            Textiles                2,600,000   Burlington Industries, Inc.         34,175,185          27,137,500     0.2

            Tobacco                 1,875,700   DIMON, Inc.                         29,253,130          20,398,238     0.1

            Transportation            455,500   Consolidated Freightways Corp.       6,962,919           5,295,188     0.0
                                      170,000   J.B. Hunt Transport
                                                Services, Inc.                       2,380,000           5,015,000     0.0
                                      250,000   Union Pacific Corporation           11,295,571          10,500,000     0.1
                                                                               ---------------     ---------------   ------
                                                                                    20,638,490          20,810,188     0.1

            Utilities--             1,250,000   Allegheny Energy, Inc.              27,315,551          34,062,500     0.3
            Electric & Gas            115,650   Atmos Energy Corp.                   1,445,257           3,382,763     0.0
                                       47,570   BayCorp Holdings, Ltd.               2,549,753             318,124     0.0
                                      603,100   Central and South West
                                                Corporation                         11,630,764          15,341,356     0.1
                                    4,044,726   Citizens Utilities Company
                                                (Class B)                           35,740,884          35,391,353     0.3
                                    4,112,285   El Paso Electric Company            21,589,496          37,524,601     0.3
                                    1,780,000   Entergy Corporation                 47,516,856          48,727,500     0.4
                                      300,000   FPL Group, Inc.                      9,104,538          18,243,750     0.1
                                    2,077,900   Houston Industries, Inc.            41,943,083          58,051,331     0.5
                                    1,500,000   Niagara Mohawk Power Corp.          23,789,306          22,781,250     0.2
                                    1,892,100   Potomac Electric Power Company      43,091,787          45,646,913     0.3
                                    1,257,100   Texas Utilities Co.                 40,643,415          50,362,569     0.4
                                    1,148,800   Unicom Corporation                  27,549,620          39,705,400     0.3
                                                                               ---------------     ---------------   ------
                                                                                   333,910,310         409,539,410     3.2

                                                Total Common Stocks in the
                                                United States                    2,009,749,335       2,306,930,147    18.2

                                                Total Investments in
                                                Common Stocks                    4,513,505,283       4,985,460,475    39.3

                                                     Equity Closed-End Funds

Austria     Financial Services        320,000   Austria Fund (USD)                   2,642,431           4,020,000     0.1

                                                Total Equity Closed-End Funds
                                                in Austria                           2,642,431           4,020,000     0.1

Indonesia   Financial Services         25,600   Jakarta Growth Fund (USD)              158,080              70,400     0.0

                                                Total Equity Closed-End Funds
                                                in Indonesia                           158,080              70,400     0.0

Ireland     Financial Services        150,000   Irish Investment Fund, Inc. (USD)    1,086,041           3,084,375     0.0

                                                Total Equity Closed-End Funds
                                                in Ireland                           1,086,041           3,084,375     0.0

Italy       Financial Services        150,000   Italy Fund (USD)                     1,198,520           2,175,000     0.0

                                                Total Equity Closed-End Funds
                                                in Italy                             1,198,520           2,175,000     0.0

South       Financial Services        125,000   Fidelity Advisor Korea Fund
Korea                                           (The)(USD)                           1,088,750             546,875     0.0
                                      200,000   Korea Equity Fund (USD)              1,369,598             550,000     0.0
                                    1,400,528   Korea Fund, Inc. (USD)              19,847,163          10,066,295     0.1
                                      200,000   Korean Investment Fund,
                                                Inc. (USD)                           1,561,000             612,500     0.0

                                                Total Equity Closed-End Funds in
                                                South Korea                         23,866,511          11,775,670     0.1

                                                Total Investments in
                                                Equity Closed-End Funds             28,951,583          21,125,445     0.2

                                                      Preferred Stocks

Australia   Publishing                600,000   News Corporation Limited
                                                (The)(ADR)* (USD)                   10,451,056          15,262,500     0.2

                                                Total Preferred Stocks
                                                in Australia                        10,451,056          15,262,500     0.2

Germany     Chemicals                 138,305   Henkel KGaA                          5,886,677          12,675,690     0.1

            Machinery & Equipment      15,713   Jungheinrich AG                      3,186,845           2,880,201     0.0

            Medical Equipment          23,079   Fresenius AG                         4,710,619           4,074,673     0.0

            Multi-Industry            450,000   RWE AG                               8,725,424          17,205,510     0.2

                                                Total Preferred Stocks
                                                in Germany                          22,509,565          36,836,074     0.3

Norway      Financial Services        175,000   A/S Eksportfinans (8.70%)(USD)       4,377,500           4,790,625     0.0

                                                Total Preferred Stocks
                                                in Norway                            4,377,500           4,790,625     0.0

Portugal    Banking                   181,400   BCP International Bank
                                                (8% Convertible)(USD)               13,480,528          21,768,000     0.2

                                                Total Preferred Stocks
                                                in Portugal                         13,480,528          21,768,000     0.2

Spain       Banking                   225,000   Santander Overseas Bank (8%
                                                Convertible, Series D) (USD)         5,463,250           5,793,750     0.0

                                                Total Preferred Stocks in Spain      5,463,250           5,793,750     0.0



Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                                       Shares                                                                   Percent of
COUNTRY     Industries                  Held            Preferred Stocks                Cost          Value     Net Assets
United      Banking                   870,000   California Federal Bank
States                                          (9.125%, Series A)             $    21,735,500     $    24,033,750     0.2%
                                       55,000   California Federal Bank
                                                (10.625%, Series B)                  5,500,000           5,981,250     0.0
                                                                               ---------------     ---------------   ------
                                                                                    27,235,500          30,015,000     0.2

            Cable Television        1,000,000   Diva Systems Corp.
                                                (Convertible, Series C)              8,410,000          15,000,000     0.1
                                    1,000,000   Diva Systems Corp.
                                                (Convertible, Series D)             11,440,000          15,000,000     0.1
                                                                               ---------------     ---------------   ------
                                                                                    19,850,000          30,000,000     0.2

            Financial Services        619,900   Golden State Bancorp Inc.
                                                (8.75% Convertible, Series E)       15,070,337          48,662,150     0.4

            Natural Resources         150,000   Cyprus Amax Minerals Co.
                                                (Convertible, Series A)              9,188,313           6,431,250     0.1
                                      348,700   Freeport-McMoRan Copper & Gold,
                                                Inc. (5% Convertible, Series A)      7,918,834           6,516,331     0.1
                                      219,000   Freeport-McMoRan Inc. (3.50%
                                                Convertible--Gold, Series B)         7,703,330           4,667,438     0.0
                                                                               ---------------     ---------------   ------
                                                                                    24,810,477          17,615,019     0.2

            Publishing                198,500   Reader's Digest Association, Inc.
                                                (8.25% Convertible, Class A)         4,652,344           5,359,500     0.0

            Real Estate               476,800   Apartment Investment & Management
            Investment Trusts                   Trusts Co.(9.375%, Series G)        11,751,900          11,824,640     0.1
                                       97,300   Carramerica Realty Corp. (8.55%,
                                                Series C)                            2,398,445           2,396,012     0.0
                                      400,000   Crown American Realty Trust
                                                (11%, Series A)                     20,000,000          21,350,000     0.2
                                      139,200   First Union Real Estate
                                                Investments (8.40% Convertible,
                                                Series A)                            3,480,000           3,967,200     0.0
                                      350,000   National Health Investors, Inc.
                                                (8.50% Convertible)                  8,750,000           9,187,500     0.1
                                      717,500   Prime Retail, Inc. (10.50%)         16,366,161          19,372,500     0.2
                                       50,000   Walden Residential Properties,
                                                Inc. (Series B)                      1,418,750           1,400,000     0.0
                                    1,078,000   Walden Residential Properties,
                                                Inc. (9.20% Convertible,
                                                Series S)                           26,269,636          27,084,750     0.2
                                                                               ---------------     ---------------   ------
                                                                                    90,434,892          96,582,602     0.8

            Utilities                  77,600   Citizens Utilities Company
                                                (5% Convertible)                     3,398,931           3,409,550     0.0

                                                Total Preferred Stocks in
                                                the United States                  185,452,481         231,643,821     1.8

                                                Total Investments in
                                                Preferred Stocks                   241,734,380         316,094,770     2.5

                     Currency           Face
                    Denomination       Amount         Fixed-Income Securities
Argentina   Banking      USD       45,000,000   Banco Rio de la Plata S.A.,
                                                8.75% due 12/15/2003                36,900,950          45,787,500     0.4

            Food/Dairy   USD       23,500,000   Mastellone Hermanos S.A.,
            Products                            11.75% due 4/01/2008                23,687,500          23,735,000     0.2

            Government                          City of Buenos Aires:
            Obligations  ARS       33,600,000      10.50% due 5/28/2004             29,664,583          29,583,087     0.2
                         USD       38,000,000      11.25% due 4/11/2007             37,715,000          38,950,000     0.3
                         USD       11,479,000      11.25% due 4/11/2007
                                                   (Regulation S)                   11,620,029          11,765,975     0.1
                                                Republic of Argentina (p):
                         USD      119,000,000      9.75% due 9/19/2027              93,895,625         114,478,000     0.9
                         USD       97,375,000      Floating Rate Bonds,
                                                   Series L, 6.625% due
                                                   3/31/2005 (d)                    72,175,063          88,075,687     0.7
                         USD       80,000,000      Floating Rate Discount
                                                   Notes, 6.437% due 3/31/2023      54,980,845          66,600,000     0.5
                         USD       85,000,000      Global Bonds, 11.375% due
                                                   1/30/2017                        82,988,125          93,075,000     0.7
                         USD       30,000,000      Par `L' Bonds, 5.75% due
                                                   3/31/2023                        18,750,353          22,668,750     0.2
                                                                               ---------------     ---------------   ------
                                                                                   401,789,623         465,196,499     3.6

            Telecom-     USD       25,000,000   CTI Holdings S.A., 0/11.50%
            munications                         due 4/15/2008 (b)                   14,586,109          14,000,000     0.1

                                                Total Fixed-Income Securities
                                                in Argentina                       476,964,182         548,718,999     4.3

Brazil      Banking      USD       16,500,000   Banco Nacional de
                                                Desenvolvimiento Economico e
                                                Social, 9% due 9/24/2007            14,685,000          15,345,000     0.1

            Broad-       USD        5,000,000   Abril S.A., 12% due 10/25/2003       5,006,250           5,062,500     0.0
            casting/
            Media

            Government   USD       35,000,000   Brazil Exit Bonds, 6% due
            Obligations                         9/15/2013 (p)                       20,070,486          27,300,000     0.2
                                                Republic of Brazil:
                         USD        2,718,300      Floating Rate Bonds,
                                                   6.875% due 1/01/2001 (d)          1,855,182           2,613,645     0.0
                         USD       58,010,500      Floating Rate 'C' Bonds,
                                                   7.34% due 4/15/2014 (p)          42,003,057          44,378,032     0.4
                         USD       10,000,000      Par 'L' Bonds, 5.50% due
                                                   4/15/2024 (p)                     6,100,000           7,162,500     0.1
                                                                               ---------------     ---------------   ------
                                                                                    70,028,725          81,454,177     0.7
            Industrial                          Globo Comunicacoes e
                                                Partcipacoes S.A.:
                         USD       11,000,000      10.625% due 6/21/2004            10,596,250          11,027,500     0.1
                         USD       13,000,000      10.625% due 12/05/2008           12,954,500          11,911,250     0.1
                                                                               ---------------     ---------------   ------
                                                                                    23,550,750          22,938,750     0.2

            Metals       USD       35,000,000   CSN Iron Panama S.A.,
                                                   9.125% due 6/01/2007             32,850,000          30,143,750     0.2

            Paper &      USD        9,500,000   Celulose Nipo-Brasileira,
            Forest                              9.375% due 12/21/2003                9,222,500           9,215,000     0.1
            Products

            Utilities    USD       32,250,000   Espirito Santo-Escelsa,
                                                10% due 7/15/2007                   31,726,875          28,218,750     0.2

                                                Total Fixed-Income Securities
                                                in Brazil                          187,070,100         192,377,927     1.5

Canada      Cable/       CAD        7,545,000   Rogers Cablesystem Inc.,
            Telecommuni-                        9.65% due 1/15/2014                  4,397,424           5,307,738     0.1
            cations      CAD        5,000,000   Rogers Communications Inc.,
                                                Convertible Bonds,
                                                7.50% due 9/01/1999                  3,394,000           3,301,699     0.0
                                                                               ---------------     ---------------   ------
                                                                                     7,791,424           8,609,437     0.1

            Industrial   USD       68,500,000   International Semi-Tech
                                                Microelectronics, Inc.,
                                                0/11.50% due 8/15/2003 (b)          53,362,558          16,440,000     0.1

            Industrial-- USD       28,000,000   Ainsworth Lumber Company,
            Services                            12.50% due 7/15/2007+++             27,270,182          30,450,000     0.2

            Paper &      CAD        2,000,000   MacMillan Bloedel Limited,
            Forest                              Convertible Bonds, 5% due
            Products                            5/01/2007                            1,024,416           1,148,128     0.0

            Real Estate  CAD       16,501,370   First Place Tower, Inc.,
                                                Convertible Bonds, 10.64% due
                                                12/15/2005 (e)                      26,453,947          37,781,873     0.3

                                                Total Fixed-Income Securities
                                                in Canada                          115,902,527          94,429,438     0.7

Cayman      Multi-       USD       50,000,000   Beta Finance Inc., 0.20% due
Islands     Industry                            5/27/2000                           50,476,659          49,075,000     0.4

                                                Total Fixed-Income Securities
                                                in the Cayman Islands               50,476,659          49,075,000     0.4



Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                         Currency       Face                                                                    Percent of
COUNTRY     Industries  Denomination   Amount       Fixed-Income Securities             Cost          Value     Net Assets
Chile       Utilities--                         Empresa Electricidad del
            Electric                            Norte:
                         USD       28,500,000      10.50% due 6/15/2005        $    28,625,000     $    27,645,000     0.2%
                         USD        2,500,000      10.50% due 6/15/2005
                                                   (Regulation S)                    2,440,000           2,425,000     0.0

                                                Total Fixed-Income Securities
                                                in Chile                            31,065,000          30,070,000     0.2

China       Multi-       USD       20,250,000   Guangdong Investment Finance
            Industry                            Inc., Convertible Bonds,
                                                1% due 7/07/2002                    19,257,412          14,377,500     0.1
                         USD        2,500,000   Shanghai Industrial
                                                Investment Treasury Co.,
                                                Convertible Bonds, 1%
                                                due 2/24/2003                        2,170,198           2,100,000     0.0
                         USD       21,000,000   Shanghai Investment Holding
                                                Co., Convertible Bonds,
                                                1% due 6/12/2002                    19,173,750          17,692,500     0.2
                                                                               ---------------     ---------------   ------
                                                                                    40,601,360          34,170,000     0.3

            Utilities--  USD       26,900,000   Huaneng Power International
            Electric                            PLC, Convertible Bonds,
                                                1.75% due 5/21/2004                 23,912,988          22,663,250     0.2

                                                Total Fixed-Income Securities
                                                in China                            64,514,348          56,833,250     0.5

France      Automobiles  FRF            5,500   Peugeot S.A., Convertible
                                                Bonds, 2% due 1/01/2001                992,341           1,286,685     0.0

            Banking      ECU        2,000,000   Credit Local de France, 0%
                                                due 10/16/2001 (b)                   2,095,939           1,930,801     0.0

            Insurance    FRF          147,071   Finaxa, Convertible Bonds,
                                                3% due 1/01/2007                    19,057,835          21,735,086     0.2

            Real Estate  FRF      184,000,000   Societe Fonciere Lyonnaise
                                                S.A., Convertible Bonds,
                                                4% due 10/31/2004                   31,087,057          36,989,770     0.3

                                                Total Fixed-Income Securities
                                                in France                           53,233,172          61,942,342     0.5

Germany     Banking      DEM        2,310,000   Commerzbank AG, Floating
                                                Rate Convertible Bonds,
                                                0% due 12/31/2000 (b)                1,556,456           4,117,346     0.0
                         USD        5,000,000   Landes Kredit Bank, 7.875%
                                                due 4/15/2004                        4,972,068           5,438,500     0.1
                                                                               ---------------     ---------------   ------
                                                                                     6,528,524           9,555,846     0.1

            Electrical   USD        1,000,000   Siemens AG, 8% due 6/24/2002         1,027,467           1,056,250     0.0
            Equipment

            Financial    USD        5,875,000   Veba International Finance
            Services                            (with Warrants), 6% due
                                                4/06/2000 (a)                        2,965,841           5,801,562     0.0

            Government   DEM       31,000,000   Bundesrepublik Deutschland,
            Obligations                         5.75% due 8/20/1998                 22,444,131          17,439,134     0.2

            Government   DEM       55,000,000   Freie Hansestadt Hamburg,
            Obligations                         6.08% due 11/29/2018                31,730,765          33,058,757     0.3
            --Regional   DEM       64,000,000   Land Baden-Weurttemberg,
                                                6.20% due 11/22/2013                37,148,769          38,666,292     0.3
                         DEM      170,500,000   Land Hessen, 6% due 11/29/2013      98,586,862         101,619,342     0.8
                         DEM      110,000,000   Mecklenberg-Vorpommern,
                                                6.15% due 6/16/2023                 61,012,437          65,560,866     0.5
                         DEM      134,950,000   Nordrhein-Westfalen,
                                                6.125% due 12/21/2018               77,420,913          80,772,716     0.6
                                                Rheinland-Pfalz:
                         DEM       33,000,000      5.75% due 2/24/2014              18,324,663          19,482,710     0.2
                         DEM       64,000,000      6.08% due 11/29/2018             36,935,547          37,784,650     0.3
                         DEM       47,000,000   Sachsen-Anhalt, 6% due
                                                1/10/2014                           26,915,615          27,748,102     0.2
                                                                               ---------------     ---------------   ------
                                                                                   388,075,571         404,693,435     3.2

                                                Total Fixed-Income Securities
                                                in Germany                         421,041,534         438,546,227     3.5

Hong Kong   Multi-       USD       16,000,000   First Pacific Capital Ltd
            Industry                            Convertible Bonds, 2% due
                                                3/27/2002                           15,689,402          14,360,000     0.1
                         USD       16,000,000   Hutchinson Delta Finance,
                                                Convertible Bonds, 7% due
                                                11/08/2001                          16,640,000          16,320,000     0.1
                                                Hutchison Whampoa Ltd.:
                         USD       49,250,000      7.45% due 8/01/2017              41,025,000          39,892,500     0.3
                         USD       17,250,000      7.50% due 8/01/2027              14,317,500          13,860,375     0.1
                                                                               ---------------     ---------------   ------
                                                                                    87,671,902          84,432,875     0.6

            Real Estate  USD       22,980,000   Hysan Development Company
                                                Limited, Convertible
                                                Bonds, 6.75% due 6/01/2000 (n)      27,044,800          21,601,200     0.2

            Utilities--  USD       26,250,000   Cathay International Ltd.,
            Infrastructure                      13% due 4/15/2008                   26,118,750          22,575,000     0.2

                                                Total Fixed-Income Securities
                                                in Hong Kong                       140,835,452         128,609,075     1.0

India       Chemicals                           Indian Petrochemicals Ltd.,
                                                Convertible Bonds:
                         USD       23,500,000      2.50% due 3/11/2002              23,996,563          22,912,500     0.2
                         USD       37,600,000      2.50% due 3/11/2002
                                                   (Regulation S)                   37,681,905          36,660,000     0.3
                                                Total Fixed-Income Securities
                                                in India                            61,678,468          59,572,500     0.5

Indonesia   Paper &      USD       35,000,000   APP Global Finance (V) Ltd.,
            Forest                              Convertible Bonds, 2%
            Products                            due 7/25/2000                       35,406,500          29,137,500     0.2
                         USD        3,000,000   APP International Finance,
                                                10.25% due 10/01/2000                2,550,000           2,550,000     0.0
                         USD        7,650,000   APP International Finance
                                                VII (Mauritius), Convertible
                                                Bonds, 3.50% due 4/30/2003           6,196,500           5,508,000     0.1
                         USD        3,965,000   PT Indah Kiat Pulp & Paper,
                                                8.875% due 11/01/2000                3,300,863           3,053,050     0.0

                                                Total Fixed-Income Securities
                                                in Indonesia                        47,453,863          40,248,550     0.3

Italy       Government   USD        5,000,000   Republic of Italy, 8.75% due
            Obligations                         2/08/2001                            5,373,050           5,382,500     0.0

                                                Total Fixed-Income Securities
                                                in Italy                             5,373,050           5,382,500     0.0

Japan       Banking      JPY    1,990,000,000   AB International (Cayman)
                                                Trust, Convertible
                                                Preference Shares, 0.50% due
                                                8/01/2007                           11,572,219          12,605,400     0.1
                         JPY    8,991,000,000   Fuji International Finance
                                                Trust, Convertible
                                                Preference Shares, 0.25% due
                                                2/01/2002                           57,009,671          24,585,981     0.2
                         USD       22,750,000   MBL International Finance
                                                (Bermuda), Convertible
                                                Bonds, 3% due 11/30/2002            21,868,437          21,783,125     0.2
                         JPY    5,410,000,000   Sumitomo Bank International
                                                Finance NV, Convertible
                                                Bonds, 0.75% due 5/31/2001          44,571,881          42,321,218     0.3
                                                                               ---------------     ---------------   ------
                                                                                   135,022,208         101,295,724     0.8

            Beverages    JPY    1,268,000,000   Kinki Coca-Cola Bottling
                                                Co., Ltd., 0.85% due 12/30/2003     11,282,608           9,655,936     0.1
                         JPY    1,706,000,000   Sanyo Coca-Cola Bottling
                                                Inc., #1 Convertible Bonds,
                                                0.90% due 6/30/2003                 15,043,212          12,282,728     0.1
                         JPY      552,000,000   Shikoku Coca-Cola Bottling
                                                Co., Ltd., #1 Convertible
                                                Bonds, 2.40% due 3/29/2002           5,152,497           4,604,777     0.0
                                                                               ---------------     ---------------   ------
                                                                                    31,478,317          26,543,441     0.2

            Capital      JPY      500,000,000   Kawasaki Heavy Industries,
            Goods                               Convertible Bonds, 0.50%
                                                due 9/30/1998                        4,566,161           3,435,445     0.0



Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                         Currency       Face                                                                    Percent of
COUNTRY     Industries  Denomination   Amount       Fixed-Income Securities             Cost          Value     Net Assets
Japan       Chemicals                           Shin-Etsu Chemical Co., Ltd.,
(concluded)                                     Convertible Bonds:
                         JPY      148,000,000      #5, 1.30% due 3/31/1999     $     1,577,446     $     1,403,669     0.0%
                         JPY      301,000,000      #6, 0.40% due 9/30/2005           2,987,802           2,754,739     0.0
                         USD        4,700,000   Shin-Etsu Chemical Co.,
                                                Ltd. (with Warrants),
                                                3.375% due 8/08/2000 (a)             3,274,060           4,394,500     0.0
                                                                               ---------------     ---------------   ------
                                                                                     7,839,308           8,552,908     0.0

            Electrical   JPY    1,204,000,000   Matsushita Electric Works,
            Equipment                           Ltd., #9 Convertible Bonds,
                                                1% due 11/30/2005                   12,091,160           9,368,612     0.1

            Electronics  JPY      650,000,000   Matsushita Electric Industrial
                                                Co., Ltd., #5 Convertible
                                                Bonds, 1.30% due 3/29/2002           6,133,347           6,614,746     0.1

            Government   JPY    9,145,000,000   Japanese Government Bond,
            Obligations                         #112 (10-Year Issue), 5% due
                                                9/21/1998                           78,634,451          63,676,296     0.5

            Insurance    JPY      456,000,000   Mitsui Marine & Fire Insurance
                                                Co., Ltd., #3 Convertible
                                                Bonds, 0.70% due 3/31/2003           3,786,983           3,361,994     0.0
                         JPY      117,000,000   Nichido Fire & Marine Insurance
                                                Co., Ltd., #5 Convertible Bonds,
                                                1% due 3/31/2003                     1,109,381             860,997     0.0
                                                Nisshin Fire & Marine Insurance
                                                Co., Ltd., Convertible
                                                Bonds:
                         JPY      900,000,000      #1, 0.65% due 3/31/2004           7,132,646           5,869,159     0.1
                         JPY    1,572,000,000      #2, 0.75% due 3/31/2006          12,292,248           9,859,688     0.1
                                                Sumitomo Marine & Fire Insurance
                                                Co., Ltd., Convertible
                                                Bonds:
                         JPY      300,000,000      #3, 1.10% due 3/29/2002           2,522,005           2,533,749     0.0
                         JPY    1,527,000,000      #4, 1.20% due 3/31/2004          13,104,977          13,213,915     0.1
                         JPY      588,000,000   Yasuda Fire & Marine Insurance
                                                Co., Ltd., #3 Convertible Bonds,
                                                0.60% due 3/30/2001                  4,903,719           4,233,437     0.0
                                                                               ---------------     ---------------   ------
                                                                                    44,851,959          39,932,939     0.3

            Pharma-      JPY    4,000,000,000   Yamanouchi Pharmaceutical Co.,
            ceuticals                           Ltd., Convertible Bonds,
                                                1.625% due 3/31/2000 (n)++          41,915,632          33,991,000     0.3

                                                Total Fixed-Income Securities
                                                in Japan                           362,532,543         293,411,111     2.3

Malaysia    Oil--        USD       44,060,000   Petroliam Nasional BHD, 7.625%
            Related                             due 10/15/2026                      34,629,861          33,485,600     0.3

            Telecommuni-                        Telekom Malaysia BHD,
            cations                             Convertible Bonds:
                         USD        3,000,000      4% due 10/03/2004                 2,523,750           2,190,000     0.0
                         USD       57,150,000      4% due 10/03/2004
                                                   (Regulation S)                   49,611,712          41,719,500     0.3
                         USD        9,000,000      7.875% due 8/01/2025              7,222,500           7,184,970     0.1
                         USD       41,250,000      7.875% due 8/01/2025
                                                   (Regulation S)                   32,567,812          31,824,375     0.3
                                                                               ---------------     ---------------   ------
                                                                                    91,925,774          82,918,845     0.7

                                                Total Fixed-Income Securities
                                                in Malaysia                        126,555,635         116,404,445     1.0

Mexico      Oil--Related                        Petroleos Mexicanos:
                         USD       46,500,000      9.25% due 3/30/2018              42,663,750          42,780,000     0.4
                         USD       45,150,000      8.625% due 12/01/2023            25,007,000          39,167,625     0.3
                         USD       15,000,000      9.50% due 9/15/2027              14,449,470          14,306,250     0.1

                                                Total Fixed-Income Securities
                                                in Mexico                           82,120,220          96,253,875     0.8

Nether-     Telecommuni- USD       37,000,000   Cellco Finance N.V., 15% due
lands       cations                             8/01/2005                           37,000,000          37,832,500     0.3

                                                Total Fixed-Income Securities
                                                in the Netherlands                  37,000,000          37,832,500     0.3

New         Government   NZD       60,000,000   New Zealand Government Bond,
Zealand     Obligations                         6.50% due 2/15/2000                 34,811,718          30,562,165     0.2
                         NZD       95,000,000   New Zealand Index Linked Notes,
                                                4.50% due 2/15/2016                 57,126,627          49,452,535     0.4

                                                Total Fixed-Income Securities
                                                in New Zealand                      91,938,345          80,014,700     0.6

Philip-     Multi-                              AC International Finance,
pines       Industry                            Convertible Bonds:
                         USD       26,750,000      0% due 12/08/2000 (b)            21,317,367          21,266,250     0.2
                         USD       18,000,000      0.50% due 7/30/2002              16,802,763          17,460,000     0.1

                                                Total Fixed-Income Securities
                                                in the Philippines                  38,120,130          38,726,250     0.3

Russia      Government   USD       18,000,000   City of St. Petersburg, 9.50%
            Obligations                         due 6/18/2002                       13,986,500          13,050,000     0.1
                                                Russian Federation Bonds:
                         USD       37,550,000      11% due 7/24/2018                26,344,546          25,346,250     0.2
                         USD      142,750,000      12.75% due 6/24/2028            131,353,237         117,055,000     0.9
                         USD        9,000,000      12.75% due 6/24/2028
                                                   (Regulation S)                    8,178,750           7,380,000     0.1
                                                                               ---------------     ---------------   ------
                                                                                   179,863,033         162,831,250     1.3

            Oil & Gas    USD        7,500,000   Lukinter Finance,
            Producers                           Convertible Bonds, 3.50% due
                                                5/06/2002                            6,514,625           6,431,250     0.0

            Telecommuni- USD       17,900,000   Moscow City Telephone
            cations                             Network, 12.50% due 3/19/2001       15,361,625          14,767,500     0.1
                                                PLD Telekom Inc.,
                                                Convertible Bonds (j):
                         USD       74,500,000      0/14% due 6/01/2004 (b)          71,296,849          74,500,000     0.6
                         USD       18,700,000      9% due 6/01/2006                 18,756,250          20,219,375     0.2
                                                                               ---------------     ---------------   ------
                                                                                   105,414,724         109,486,875     0.9

            Utilities    USD       26,250,000   Mosenergo Finance BV, 8.375%
                                                due 10/09/2002                      20,921,300          18,243,750     0.1

                                                Total Fixed-Income Securities
                                                in Russia                          312,713,682         296,993,125     2.3

Singapore   Multi-       USD       11,290,000   Far East Livingston Shipyards,
            Industry                            Convertible Bonds, 1.50%
                                                due 5/02/2001                        9,273,312           9,173,125     0.1
                                                Keppel Corporation Limited,
                                                Redeemable Cumulative
                                                Convertible Preference Shares:
                         USD       48,500,000      2% due 8/12/2002                 48,492,500          43,165,000     0.3
                         USD        7,500,000      2% due 8/12/2002
                                                   (Regulation S)                    6,979,577           6,675,000     0.1
                                                                               ---------------     ---------------   ------
                                                                                    64,745,389          59,013,125     0.5

            Tele-        USD       43,500,000   Fullerton Global Corp.,
            communi-                            Convertible Bonds, 0% due
            cations                             4/02/2003 (b)                       39,842,326          40,346,250     0.3

                                                Total Fixed-Income Securities
                                                in Singapore                       104,587,715          99,359,375     0.8

South       Insurance    USD       23,150,000   LibLife International,
Africa                                          Convertible Bonds, 6.50% due
                                                9/30/2004                           24,897,750          23,439,375     0.2

                                                Total Fixed-Income Securities
                                                in South Africa                     24,897,750          23,439,375     0.2



Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                         Currency       Face                                                                    Percent of
COUNTRY     Industries  Denomination   Amount       Fixed-Income Securities             Cost          Value     Net Assets
South       Banking                             Export Import Bank Korea:
Korea                    USD        4,000,000      6.50% due 2/10/2002         $     2,780,000     $     3,440,000     0.0%
                         USD       21,000,000      Series D, 6.50% due
                                                11/15/2006                          16,459,400          16,590,000     0.2
                                                Koram Bank Ltd.,
                                                Convertible Bonds:
                         USD        1,500,000      0.25% due 8/26/2007               1,447,500             975,000     0.0
                         USD        5,750,000      0.25% due 8/26/2007
                                                   (Regulation S)                    5,183,494           3,737,500     0.0
                         USD       10,000,000   Korea Development Bank,
                                                6.625% due 11/21/2003                8,047,500           8,226,400     0.1
                                                                               ---------------     ---------------   ------
                                                                                    33,917,894          32,968,900     0.3

            Electronics                         Samsung Electronics Co.,
                                                Convertible Bonds (b):
                         USD        6,000,000      0% due 12/31/2007                 6,130,437           4,740,000     0.0
                         USD       50,500,000      0% due 12/31/2007
                                                   (Regulation S)                   47,119,532          40,147,500     0.3
                                                                               ---------------     ---------------   ------
                                                                                    53,249,969          44,887,500     0.3

            Energy                              Ssangyong Oil Refining Co.,
            Related                             Ltd., Convertible Bonds:
                         USD        9,755,000      3% due 12/31/2004                 7,206,837           4,487,300     0.0
                         USD       16,535,000      3.75% due 12/31/2008             17,448,950          13,062,650     0.1
                                                                               ---------------     ---------------   ------
                                                                                    24,655,787          17,549,950     0.1

            Government   USD       33,000,000   Republic of Korea, 8.875%
            Obligations                         due 4/15/2008                       31,577,195          31,102,500     0.2

            Machinery &  CHF       10,000,000   Medison Co., Convertible
            Equipment                           Bonds, 0.25% due 3/06/2002           6,352,418           6,412,409     0.1

            Metals--Steel                       Pohang Iron & Steel
                                                Industries Co., Ltd.:
                         USD        6,485,000      7.375% due 5/15/2005              4,474,650           5,220,425     0.0
                         USD        5,000,000      7.125% due 11/01/2006             3,800,000           3,900,000     0.0
                                                                               ---------------     ---------------   ------
                                                                                     8,274,650           9,120,425     0.0

            Multi-       CHF        5,250,000   Daewoo Corporation,
            Industry                            Convertible Bonds, 0.125% due
                                                12/31/2001                           3,590,050           2,784,865     0.0

            Telecommuni-                        SK Telekom Co. Ltd.:
            cations      USD       23,350,000      7.75% due 4/29/2004              19,287,100          19,964,250     0.2
                         USD       16,000,000      7.625% due 4/15/2007             13,080,000          12,709,885     0.1
                                                                               ---------------     ---------------   ------
                                                                                    32,367,100          32,674,135     0.3

            Utilities--                         Korea Electric Power Corp.,
            Electric                            Global Bonds:
                         USD        7,000,000      10% due 4/01/2001                 6,632,500           6,728,750     0.1
                         USD       30,000,000      10% due 4/01/2001                30,000,000          28,782,000     0.2
                         USD       45,000,000      6.375% due 12/01/2003            34,280,000          35,820,000     0.3
                         USD       40,750,000      Convertible Bonds, 5% due
                                                   8/01/2001                        38,392,275          34,637,500     0.3
                                                                               ---------------     ---------------   ------
                                                                                   109,304,775         105,968,250     0.9

                                                Total Fixed-Income Securities
                                                in South Korea                     303,289,838         283,468,934     2.2

Taiwan      Appliances                          Teco Electric and Machine,
                                                Convertible Bonds (b):
                         USD       35,500,000      0% due 3/19/2003                 35,560,625          34,790,000     0.3
                         USD        4,500,000      0% due 3/19/2003
                                                   (Regulation S)                    4,427,812           4,410,000     0.0
                                                                               ---------------     ---------------   ------
                                                                                    39,988,437          39,200,000     0.3

            Computers    USD       27,300,000   First International Computer,
                                                Inc., Convertible Bonds,
                                                0% due 10/16/2002 (b)               29,132,565          28,392,000     0.2

            Industrial   USD       13,800,000   GVC Corporation, Convertible
                                                Bonds, 0% due 5/21/2002 (b)         14,751,255          14,835,000     0.1
                         USD        5,000,000   Lite-On Technology Corp.,
                                                Convertible Bonds, 0% due
                                                12/15/2002 (b)                       5,154,933           5,062,500     0.1
                         USD        4,500,000   Taiwan Semiconductor
                                                Manufacturing Co., Convertible
                                                Bonds, 0% due 7/03/2002 (b)          4,948,000           4,972,500     0.0
                                                                               ---------------     ---------------   ------
                                                                                    24,854,188          24,870,000     0.2

                                                Total Fixed-Income Securities
                                                in Taiwan                           93,975,190          92,462,000     0.7

Thailand    Metals--     USD       44,000,000   NSM Steel Inc., 12% due 2/01/2006   39,981,202          37,400,000     0.3
            Steel

                                                Total Fixed-Income Securities
                                                in Thailand                         39,981,202          37,400,000     0.3

United      Banking      USD       36,000,000   ING Bank N.V. (London), 0%
Kingdom                                         due 2/12/1999 (b)                   36,000,000          37,440,000     0.3

            Cable/       USD       14,000,000   Comcast UK Cable Partners Ltd.,
            Telecom-                            0/11.20% due 11/15/2007 (b)         10,270,959          11,970,000     0.1
            munications

            Financial    GBP       11,600,000   Liberty International Holdings
            Services                            PLC, Convertible Bonds,
                                                5.50% due 4/30/2009                 14,179,895          20,448,364     0.2

            Food &       GBP       13,500,000   Allied-Lyons PLC, Convertible
            Beverage                            Bonds, 6.75% due 7/07/2008          21,002,665          22,472,505     0.2

            Government                          United Kingdom Treasury Gilt:
            Obligations  GBP       60,000,000      9.75% due 8/27/2002             112,868,044         109,644,720     0.9
                         GBP       20,000,000      Convertible Bonds, 9.50%
                                                   due 10/25/2004                   37,627,645          38,446,000     0.3
                                                                               ---------------     ---------------   ------
                                                                                   150,495,689         148,090,720     1.2

            Industrial   USD        4,655,000   HIH Capital Ltd., Convertible
                                                Bonds (Bearer), 7.50%
                                                due 9/25/2006                        3,031,037           3,444,700     0.0

            Multi-       GBP       10,375,000   English China Clays PLC,
            Industry                            Convertible Bonds, 6.50% due
                                                9/30/2003                           16,486,753          16,443,927     0.1

            Telecommuni- USD       43,750,000   International Cabletel, Inc.,
            cations                             Series B, 0/11.50% due
                                                2/01/2006 (b)                       33,385,802          36,421,875     0.3
                         USD       39,000,000   Ionica PLC, 0/15% due 5/01/2007
                                                (b)(m)                              22,574,833           7,020,000     0.1
                         USD       20,250,000   Millicom International
                                                Cellular S.A., 0/13.50% due
                                                6/01/2006 (b)                       13,921,248          16,048,125     0.1
                                                NTL Inc.:
                         USD       14,000,000      0/10.75% due 4/01/2008 (b)       14,158,264          14,171,850     0.1
                         USD        9,250,000      9.50% due 4/01/2008              15,088,593          14,943,837     0.1
                                                                               ---------------     ---------------   ------
                                                                                    99,128,740          88,605,687     0.7

            Textiles     GBP        2,500,000   Coats Viyella PLC, Convertible
                                                Bonds, Series B, 6.25%
                                                due 8/09/2003                        3,535,704           3,885,500     0.0

            Utilities--  GBP       10,000,000   National Grid Co. PLC,
            Electric                            Convertible Bonds, 4.25% due
                                                2/17/2008                           16,554,000          18,934,786     0.1

                                                Total Fixed-Income Securities
                                                in the United Kingdom              370,685,442         371,736,189     2.9

United      Agricul-     USD       12,000,000   Sun World International, Inc.,
States      tural                               11.25% due 4/15/2004                12,000,000          13,140,000     0.1

            Airlines     USD       15,000,000   Trans World Airlines, 11.375%
                                                due 3/01/2006                       15,000,000          14,962,500     0.1

            Banking      USD       14,250,000   Ocwen Federal Bank, 12% due
                                                6/15/2005                           14,250,000          15,532,500     0.1

            Bio-         USD        7,200,000   Cetus Corporation (Euro),
            technology                          Convertible Bonds, 5.25% due
                                                5/21/2002                            5,220,250           6,930,000     0.0

            Chemicals    USD        9,000,000   Philipp Brothers Chemicals
                                                Inc., 9.875% due 6/01/2008           9,000,000           9,180,000     0.1



Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                         Currency       Face                                                                    Percent of
COUNTRY     Industries  Denomination   Amount       Fixed-Income Securities             Cost          Value     Net Assets
United      Consumer--   USD       14,000,000   Zeta Consumer Products,
States      Products                            11.25% due 11/30/2007          $    14,000,000     $     8,400,000     0.1%
(continued)
            Financial    USD        6,500,000   Emergent Group, Inc., Series
            Services                            B,10.75% due 9/15/2004               6,434,375           4,940,000     0.1
                         USD        4,500,000   Hawthorne Financial Corp.,
                                                12.50% due 12/31/2004                4,500,000           4,736,250     0.0
                                                                               ---------------     ---------------   ------
                                                                                    10,934,375           9,676,250     0.1

            Food &       USD       15,000,000   Tom's Food Inc., 10.50%
            Beverage                            due 11/01/2004                      15,000,000          15,150,000     0.1

            Healthcare   USD       14,000,000   American Retirement Corp.,
                                                Convertible Bonds, 5.75%
                                                due 10/01/2002                      14,000,000          13,230,000     0.1

            Healthcare   USD        7,000,000   Oxford Health Plans, Inc.,
            Services                            11% due 5/15/2005                    7,000,000           6,580,000     0.0

            Home-        USD       29,500,000   Beazer Homes USA, Inc., 9% due
            building &                          3/01/2004                           27,597,000          29,426,250     0.2
            Construction

            Industrial   USD        8,000,000   Bar Technologies Ltd., 13.50%
                                                due 4/01/2001                        7,412,450           8,780,000     0.1
                         USD       21,750,000   Crown Packaging Enterprises,
                                                0/14% due 8/01/2006 (b)              9,646,568           1,087,500     0.0
                                                                               ---------------     ---------------   ------
                                                                                    17,059,018           9,867,500     0.1

            Metals--     USD        2,442,500   Rouge/Worthington Industries,
            Steel                               Inc. (Convertible, Series
                                                DECS)                               38,015,300          25,035,625     0.2

            Mining       USD       10,500,000   AEI Holding Co., 10% due
                                                11/15/2007                          10,570,000          10,395,000     0.1

            Oil--Related                        PDV America, Inc.:
                         USD       35,000,000      7.25% due 8/01/1998              34,856,150          35,000,000     0.2
                         USD       10,000,000      7.75% due 8/01/2000              10,062,500          10,012,500     0.1
                                                                               ---------------     ---------------   ------
                                                                                    44,918,650          45,012,500     0.3

            Real Estate  USD       13,957,282   RTC Commercial Mortgage,
                                                Class C, 8.25% due
                                                12/25/2020 (d)                      13,743,490          13,957,282     0.1
                         USD       41,500,000   Security Capital U.S.
                                                Realty, Convertible Bonds, 2%
                                                due 5/22/2003                       33,546,675          33,511,250     0.3
                                                                               ---------------     ---------------   ------
                                                                                    47,290,165          47,468,532     0.4

            Real Estate  USD       25,500,000   Alexander Haagen Properties,
            Investment                          Inc., Exchangeable Debentures,
            Trusts                              7.25% due 12/27/2003                25,291,250          25,468,125     0.2
                         USD        4,500,000   Capstone Capital Corp.,
                                                Convertible Bonds, 6.55% due
                                                3/14/2002                            4,165,284           4,342,500     0.0
                         USD        7,000,000   Centerpoint Properties Corp.,
                                                Convertible Bonds, 8.22%
                                                due 1/15/2004                        7,000,000          12,810,000     0.1
                         USD       30,000,000   First Union Real Estate
                                                Investments, 8.875% due
                                                10/01/2003                          29,756,100          30,000,000     0.3
                         USD       25,000,000   First Washington Realty,
                                                Exchangeable Debentures,
                                                8.25% due 6/26/1999                 25,000,000          29,000,000     0.2
                                                Health & Retirement Properties
                                                Trust, Convertible Bonds:
                         USD       40,000,000      7.25% due 10/01/2001             40,000,000          39,600,000     0.3
                         USD       15,000,000      7.50% due 10/01/2003             15,000,000          14,850,000     0.1
                                                LTC Properties, Inc.,
                                                Convertible Bonds:
                         USD       10,000,000      8.25% due 1/01/1999              10,000,000          11,625,000     0.1
                         USD        8,000,000      8.50% due 1/01/2001               8,000,000           9,300,000     0.1
                         USD       25,000,000   Leperq Corporate Income Fund,
                                                Exchangeable Secured
                                                Notes, 8% due 3/17/2004             25,000,000          25,156,250     0.2
                         USD       12,500,000   Liberty Realty Properties,
                                                8.40% due 7/01/2001                 12,500,000          15,250,000     0.1
                                                Malan Realty Investors, Inc.,
                                                Convertible Bonds:
                         USD       27,000,000      8.50% due 7/01/2003              27,000,000          28,046,250     0.2
                         USD        4,750,000      9.50% due 7/15/2004               3,859,375           4,744,062     0.0
                         USD        9,415,000   Meditrust, Convertible Bonds,
                                                8.54% due 7/01/2000                  9,602,637           7,896,831     0.1
                         USD        5,000,000   Mid-Atlantic Realty Trust,
                                                Convertible Bonds, 7.625%
                                                due 9/15/2003                        4,875,000           6,031,250     0.1
                         USD       22,000,000   National Health Investors, Inc.,
                                                Convertible Bonds,
                                                7.75% due 1/01/2001                 22,000,000          20,020,000     0.2
                         USD       17,000,000   Nationwide Health Properties Inc.,
                                                Convertible Bonds,
                                                6.25% due 1/01/1999                 16,800,000          17,595,000     0.1
                         USD       12,000,000   Ocwen Asset Investment Corp.,
                                                11.50% due 7/01/2005                12,000,000          11,910,000     0.1
                         USD       31,500,000   Omega Healthcare Investors Inc.,
                                                Convertible Bonds,
                                                8.50% due 2/01/2001                 31,552,500          34,807,500     0.3
                         USD        5,500,000   Sizeler Property Investors, Inc.,
                                                Convertible Bonds, 8%
                                                due 7/15/2003                        5,505,000           5,390,000     0.0
                                                                               ---------------     ---------------   ------
                                                                                   334,907,146         353,842,768     2.8

            Retail--     USD        4,500,000   Krystal Co. (The), 10.25% due
            Food                                10/01/2007                           4,545,000           4,612,500     0.0

            Retail--     USD       22,500,000   Coinstar Inc., 0/13% due
            Miscellaneous                       10/01/2006 (b)(k)                   19,245,932          19,237,500     0.2

            Savings      USD       21,400,000   First Federal Financial
            Bank                                Corporation, 11.75% due
                                                10/01/2004                          21,401,250          23,540,000     0.2

            Semi-                               Cypress Semiconductor Corp.,
            conductors                          Convertible Bonds:
                         USD        5,500,000      6% due 10/01/2002                 4,727,500           4,785,000     0.0
                         USD        1,900,000      6% due 10/01/2002
                                                   (Regulation S)                    1,698,500           1,653,000     0.0
                                                                               ---------------     ---------------   ------
                                                                                     6,426,000           6,438,000     0.0

            Telecommuni-                        CAI Wireless Systems, Inc.:
            cations      USD       60,000,000      13% due 1/29/1999                60,000,000          60,000,000     0.5
                         USD       94,025,000      12.25% due 9/15/2002             63,879,250          24,446,500     0.2
                         USD       30,000,000      12% due 10/01/2005                1,000,000             300,000     0.0
                         USD      122,500,000   CS Wireless Systems Inc.,
                                                0/11.375% due 3/01/2006 (b)(l)      69,124,853          30,625,000     0.2
                         USD       15,500,000   Call Net Enterprises Inc.,
                                                0/13.25% due 12/01/2004 (b)         13,100,534          14,957,500     0.1
                         USD      120,363,000   CellNet Data Systems, Inc.,
                                                0/14% due 10/01/2007 (b)(h)         54,841,542          64,695,112     0.5
                                                Centennial Communications
                                                Corp. (b):
                         USD       40,000,000      0/14% due 1/01/2005              21,999,249          21,000,000     0.2
                         USD       11,925,186      0/9% due 7/01/2006               10,394,335          10,076,782     0.1
                                                Geotek Communications, Inc.:
                         USD       24,650,000      Convertible Bonds, 12% due
                                                   2/15/2001                        23,973,875              92,437     0.0
                         USD       95,858,000      Series B, 0/15% due
                                                   7/15/2005 (b)                    58,630,582           9,585,800     0.1
                         USD       17,000,000   Heartland Wireless
                                                Communications Inc., 14% due
                                                10/15/2004                          12,885,000           6,630,000     0.0
                         USD       32,500,000   Nextel Communications Inc.,
                                                0/9.95% due 2/15/2008 (b)           20,909,884          21,571,875     0.2
                         USD       53,000,000   People's Choice T.V.
                                                Corporation, 0/13.125% due
                                                6/01/2004 (b)(o)                    30,072,862          16,960,000     0.1
                                                Telegroup Inc.:
                         USD       21,750,000      0/10.50% due 11/01/2004 (b)      18,247,395          17,182,500     0.1
                         USD       22,000,000      Convertible Bonds, 8% due
                                                   4/15/2005                        22,000,000          23,760,000     0.2
                                                USN Communications Inc. (b):
                         USD       12,697,035      0/9% due 1/13/2006               10,232,709           9,205,350     0.1
                         USD       32,032,000      Series B, 0/14.625% due
                                                   8/15/2004                        19,527,209          25,625,600     0.2
                         USD       20,000,000   Unifi Communications, Inc.,
                                                14% due 3/01/2004 (g)               18,984,194           2,800,000     0.0




Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                         Currency       Face                                                                    Percent of
COUNTRY     Industries  Denomination   Amount       Fixed-Income Securities             Cost          Value     Net Assets
United      Telecommuni- USD       55,000,000   United International
States      cations                             Holdings, Inc., 0/10.75%
(concluded) (concluded)                         due 2/15/2008 (b)(f)           $    34,183,308     $    34,375,000     0.3%
                                                United USN, Inc. (b):
                         USD       17,000,000      0/14% due 9/15/2003 (i)          11,456,877          11,985,000     0.1
                         USD       35,000,000      Convertible Bonds, 0/9%
                                                   due 9/30/2004                    31,586,313          24,500,000     0.2
                         USD       15,500,000   Winstar Communications Inc.,
                                                0/14% due 10/15/2005 (b)            10,800,991          12,555,000     0.1
                                                Wireless One Inc.:
                         USD       44,050,000      13% due 10/15/2003               22,563,375           7,929,000     0.1
                         USD       34,750,000      0/13.50% due 8/01/2006 (b)        7,028,301           4,517,500     0.0
                                                                               ---------------     ---------------   ------
                                                                                   647,422,638         455,375,956     3.6

            Trans-       USD       10,625,000   Eletson Holdings Inc., 9.25%
            portation--                         due 11/15/2003                      10,558,437          10,890,625     0.1
            Shipping     USD       19,250,000   Teekay Shipping Corporation,
                                                8.32% due 2/01/2008                 18,252,500          19,635,000     0.2
                                                                               ---------------     ---------------   ------
                                                                                    28,810,937          30,525,625     0.3

            Trucking     USD       28,250,000   Ameritruck Distribution,
                                                12.25% due 11/15/2005               26,444,325          17,656,250     0.1

            US                                  Federal National Mortgage
            Government                          Association (d):
            & Agency     USD        4,780,017      8% due 10/01/2024                 4,564,169           4,953,292     0.0
            Obligations  USD        8,856,413      8% due 12/01/2024                 8,700,042           9,177,458     0.1
                                                US Treasury Inflation
                                                Indexed Notes:
                         USD      220,500,000      3.625% due 7/15/2002            219,900,271         222,028,217     1.7
                         USD      125,000,000      3.375% due 1/15/2007            123,217,917         124,282,140     1.0
                                                US Treasury Notes & Bonds:
                         USD      150,000,000      6.125% due 8/31/1998 (c)        149,890,625         150,087,891     1.2
                         USD      200,000,000      5.75% due 12/31/1998            198,992,025         200,375,000     1.6
                         USD      750,000,000      5.875% due 2/28/1999            747,746,094         751,875,000     5.9
                         USD      300,000,000      5.875% due 2/15/2000            294,964,844         301,612,500     2.4
                         USD      100,000,000      6% due 8/15/2000                100,078,125         100,922,000     0.8
                                                                               ---------------     ---------------   ------
                         USD       55,000,000      7.875% due 8/15/2001             53,943,600          58,523,300     0.5

                                                                                 1,901,997,712       1,923,836,798    15.2
            Utilities--                         Niagara Mohawk Power Corp.:
            Electric     USD       17,000,000      7.375% due 7/01/2003             16,932,850          17,170,000     0.2
                         USD        6,500,000      0/8.50% due 7/01/2010 (b)         4,299,672           4,582,500     0.0
                                                                               ---------------     ---------------   ------
                                                                                    21,232,522          21,752,500     0.2

                                                Total Fixed-Income Securities
                                                in the United States             3,314,288,220       3,136,804,554    24.7

Venezuela   Finance      USD        8,443,000   CANTV Finance Ltd., 9.25% due
                                                2/01/2004                            8,231,925           7,851,990     0.1

                                                Total Fixed-Income Securities
                                                in Venezuela                         8,231,925           7,851,990     0.1

                                                Total Investments in
                                                Fixed-Income Securities          6,966,526,192       6,717,964,231    52.9

                                                     Short-Term Securities

Indonesia   Certificates                        UBS Singapore:
            of           USD   90,000,000,000      25% due 8/17/1998                 5,901,639           6,923,077     0.0
            Deposit      USD  110,000,000,000      30% due 8/24/1998                 8,333,333           8,461,539     0.1
                         USD  140,000,000,000      34% due 8/27/1998                10,071,943          10,769,231     0.1

                                                Total Short-Term Investments
                                                in Indonesia                        24,306,915          26,153,847     0.2

United      Commercial   USD       59,000,000   CIT Group Holdings, Inc.
States      Paper***                            (The), 5.50% due 8/07/1998          58,945,917          58,945,917     0.5
                         USD       35,021,000   General Motors Acceptance
                                                Corp., 5.69% due 8/03/1998          35,009,929          35,009,929     0.3
                         USD       24,615,000   Monsanto Company, 5.51% due
                                                8/03/1998                           24,607,465          24,607,465     0.2
                         USD       41,395,000   UBS Finance (Delaware) Inc.,
                                                5.51% due 8/04/1998                 41,375,993          41,375,993     0.3
                                                                               ---------------     ---------------   ------
                                                                                   159,939,304         159,939,304     1.3

            US           USD        5,238,000   Federal Home Loan
            Government                          Mortgage Corp., 5.48% due
            Agency                              8/18/1998                            5,224,445           5,224,445     0.0
            Obligations***

                                                Total Short-Term Investments
                                                in the United States               165,163,749         165,163,749     1.3

                                                Total Investments in
                                                Short-Term Securities              189,470,664         191,317,596     1.5

OPTIONS                       Nominal Value                                           Premiums
PURCHASED                  Covered by Options           Issue                           Paid
            Put Options                25,000   ADC Telecommunications, Inc.,
            Purchased                           expiring August 1998
                                                at USD 20                               12,750               1,562     0.0

                                                Total Options Purchased                 12,750               1,562     0.0

                                                Total Investments               11,940,200,852      12,231,964,079    96.4


OPTIONS                                                                              Premiums
WRITTEN                                                                              Received

            Call Options              400,000   3Com Corporation, expiring
            Written                             October 1998 at USD 27.50           (1,237,958)           (700,000)    0.0
                                      500,000   3Com Corporation, expiring
                                                January 1999 at USD 35              (2,453,668)           (656,250)    0.0
                                      530,000   ADC Telecommunications, Inc.,
                                                expiring August 1998 at
                                                USD 20                              (1,249,308)         (7,420,000)   (0.2)
                                      100,000   Allen Telecom Inc., expiring
                                                December 1998 at USD 12.50            (146,995)            (43,750)    0.0
                                       50,000   Baxter International, Inc.,
                                                expiring November 1998 at
                                                USD 60                                (148,495)           (193,750)    0.0
                                      200,000   Baxter International, Inc.,
                                                expiring November 1998 at
                                                USD 65                                (933,969)           (325,000)    0.0
                                    1,465,000   Cypress Semiconductors
                                                Corporation, expiring January
                                                1999 at USD 10                      (1,732,672)           (640,937)    0.0
                                      200,000   Electronic Data Systems
                                                Corporation, expiring January
                                                1999 at USD 45                        (993,967)           (250,000)    0.0
                                      200,000   Glenayre Technologies Inc.,
                                                expiring March 1999 at
                                                USD 10                                (306,490)           (225,000)    0.0
                                      230,000   Golden State BanCorp, expiring
                                                October 1998 at USD 40                (820,634)            (57,500)    0.0
                                       50,000   Golden State BanCorp, expiring
                                                October 1998 at USD 45                (117,246)            (62,500)    0.0
                                      100,000   Humana Inc., expiring November
                                                1998 at USD 27.50                     (284,490)           (218,750)    0.0
                                      100,000   Input/Output Inc., expiring
                                                August 1998 at USD 25                 (284,490)            (25,000)    0.0
                                      100,000   J.B. Hunt Transport Corp.,
                                                expiring August 1998 at USD 25        (290,740)           (487,500)    0.0
                                       70,000   J.B. Hunt Transport Corp.,
                                                expiring November 1998 at
                                                USD 35                                (199,143)            (78,750)    0.0
                                      200,000   Mellon Bank Corp., expiring
                                                September 1998 at USD 65            (1,193,960)         (1,225,000)    0.0
                                      155,000   Mellon Bank Corp., expiring
                                                September 1998 at USD 70              (706,204)           (542,500)    0.0



Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


SCHEDULE OF INVESTMENTS (concluded)                                                                      (in US dollars)
OPTIONS WRITTEN              Nominal Value                                            Premiums                  Percent of
(concluded)                Covered by Options                Issue                    Received        Value     Net Assets
            Call Options              120,000   Millipore Corp., expiring
            Written                             October 1998 at USD 35          $     (394,537)     $      (22,500)    0.0%
            (concluded)               250,000   Millipore Corp., expiring
                                                January 1999 at USD 35                (542,982)           (171,875)    0.0
                                      560,000   Mitsubishi Heavy Industries,
                                                Inc., expiring September
                                                1998 at JPY 3,632.70                  (140,721)             (8,103)    0.0
                                      200,000   Motorola, Inc., expiring
                                                October 1998 at USD 60              (1,196,960)           (187,500)    0.0
                                      250,000   Motorola, Inc., expiring
                                                January 1999 at USD 55              (1,736,192)         (1,093,750)    0.0
                                      400,000   Motorola, Inc., expiring
                                                January 1999 at USD 60              (1,670,464)         (1,000,000)    0.0
                                      100,000   Newbridge Networks Corp.,
                                                expiring December 1998
                                                at USD 25                             (215,743)           (187,500)    0.0
                                      450,000   Noble Drilling Corp., expiring
                                                September 1998 at USD 35            (1,461,461)           (112,500)    0.0
                                      300,000   Oracle Corporation, expiring
                                                January 1999 at USD 30                (890,970)           (618,750)    0.0
                                      400,000   Oracle Corporation, expiring
                                                January 1999 at USD 35              (1,306,706)           (350,000)    0.0
                                      200,000   Oxford Healthcare Corp.,
                                                expiring August 1998 at USD 15        (618,979)            (25,000)    0.0
                                      100,000   Oxford Healthcare Corp.,
                                                expiring August 1998 at USD 22.50     (309,490)             (6,250)    0.0
                                       15,000   Plains Resources, Inc.,
                                                expiring October 1998 at USD 22.50     (37,236)             (8,438)    0.0
                                      190,000   Potomac Electric Power Co.,
                                                expiring August 1998 at
                                                USD 25                                (282,616)            (47,500)    0.0
                                      200,000   QUALCOMM Inc., expiring
                                                January 1999 at USD 55              (1,468,951)         (2,525,000)    0.0
                                      250,000   QUALCOMM Inc., expiring
                                                January 1999 at USD 60              (1,630,025)         (2,406,250)    0.0
                                       50,000   QUALCOMM Inc., expiring
                                                January 1999 at USD 70                (360,988)           (268,750)    0.0
                                       50,000   QUALCOMM Inc., expiring
                                                January 1999 at USD 80                (242,242)           (137,500)    0.0
                                      100,000   Reader's Digest Association,
                                                Inc., expiring October 1998
                                                at USD 30                             (122,996)           (100,000)    0.0
                                      100,000   Rowan Companies Inc., expiring
                                                October 1998 at USD 35                (222,117)            (25,000)    0.0
                                      250,000   Silicon Graphics, Inc., expiring
                                                August 1998 at USD 12.50              (554,981)            (46,875)    0.0
                                      100,000   Silicon Valley Group, expiring
                                                December 1998 at USD 17.50            (171,994)           (100,000)    0.0
                                      250,000   Silicon Valley Group, expiring
                                                December 1998 at USD 20               (429,985)           (156,250)    0.0
                                       25,000   Texaco Inc., expiring October
                                                1998 at USD 60                        (130,496)            (78,125)    0.0
                                      100,000   Tidewater, Inc., expiring
                                                January 1999 at USD 40                (521,983)            (93,750)    0.0
                                      100,000   TransOcean Offshore, ASA,
                                                expiring August 1998 at USD 45        (434,485)            (31,250)    0.0
                                      100,000   Western Wireless Corp.,
                                                expiring November 1998 at USD 25      (324,489)           (143,750)    0.0

                                                Total Options Written              (30,521,218)        (23,104,353)   (0.2)

            Total Investments, Net of Options Written                          $11,909,679,634      12,208,859,726    96.2
                                                                               ===============
            Short Sales (Proceeds--$25,236,484)++                                                      (25,875,805)   (0.2)

            Variation Margin on Financial Futures Contracts++++                                          3,498,130     0.0

            Unrealized Appreciation on Forward Foreign Exchange Contracts++++++                          3,659,503     0.1

            Other Assets Less Liabilities                                                              495,173,265     3.9
                                                                                                   ---------------   ------
            Net Assets                                                                             $12,685,314,819   100.0%
                                                                                                   ===============   ======


            Net Asset Value:    Class A--Based on net assets of $1,871,186,860 and
                                         130,258,024 shares outstanding                            $         14.37
                                                                                                   ===============
                                Class B--Based on net assets of $8,672,036,466 and
                                         613,182,269 shares outstanding                            $         14.14
                                                                                                   ===============
                                Class C--Based on net assets of $650,601,848 and
                                         46,559,818 shares outstanding                             $         13.97
                                                                                                   ===============
                                Class D--Based on net assets of $1,491,489,645 and
                                         103,943,235 shares outstanding                            $         14.35
                                                                                                   ===============

           *American Depositary Receipts (ADR).
          **Global Depositary Receipts (GDR).
         ***Commercial Paper and certain US Government Agency Obligations are traded on a discount basis. The interest rates shown reflect the discount rates paid at July 31, 1998.
          ++Covered short sales entered into as of July 31, 1998 were as follows:

            Common
            Shares                  Issue                           Value

            1,248,000    Yamanouchi Pharmaceuticals Co., Ltd.   $  (25,875,805)
                                                                --------------
            Total (Proceeds--$25,236,484)                       $  (25,875,805)
                                                                ==============

        ++++Financial futures contracts purchased as of July 31, 1998 were as follows:

            Number of                                Expiration
            Contracts   Issue         Exchange        Date               Value

              282   Hang Seng Index   Hang Seng    August 1998     $ 14,314,397
            2,835   Nikkei 225        OSAKA     September 1998      321,084,112
                                                                   ------------
            Total Financial Futures Contracts Purchased
            (Total Contract Price--$315,965,184)                   $335,398,509
                                                                   ============

            Financial futures contracts sold as of July 31, 1998 were as follows:

            Number of                              Expiration
            Contracts   Issue          Exchange       Date             Value

               280  Japanese Govern-
                      ment Bond         Tokyo    September 1998    $258,832,814
               275  Standard & Poor's
                      500 Index          NYSE    September 1998      77,206,250
               200  US Treasury Bond     NYSE    September 1998      22,712,500
                                                                   ------------
            Total Financial Futures Contracts Sold
            (Total Contract Price--$360,489,185)                   $358,751,564
                                                                   ============

      ++++++Forward foreign exchange contracts as of July 31, 1998 were as follows:
                                                                  Unrealized
            Foreign                          Expiration          Appreciation
            Currency Sold                       Date            (Depreciation)

            CHF     40,000,000             August 1998          $      370,639
            ESP  1,000,000,000             August 1998                  39,489
            ESP  1,000,000,000          September 1998                 (36,259)
            FRF    631,000,000             August 1998                (380,014)
            FRF    553,000,000          September 1998                (689,493)
            GBP    165,000,000             August 1998                (977,130)
            GBP     47,000,000          September 1998                (131,820)
            GBP      8,500,000            October 1998                 253,470
            JPY 24,000,000,000             August 1998               7,755,445
            NLG    202,000,000             August 1998                (550,835)
            NLG     80,000,000          September 1998                (580,365)
            NOK    172,000,000             August 1998                (347,571)
            SEK    450,000,000          September 1998              (1,066,053)
                                                                --------------
            Total Unrealized Appreciation on Forward
            Foreign Exchange Contracts--Net
            (USD Commitment--$989,729,544)                      $    3,659,503
                                                                ==============

         +++Represents a pay-in-kind security which may pay interest in additional shares/face.

         (a)Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds and are non-income producing. The purchase price and number of shares of stock/face amount of bonds are subject to adjustment under certain conditions until the expiration date.
         (b)Represents a zero coupon or step bond. The interest rate on a step bond represents the fixed-rate of interest that will commence its accrual on a predetermined date until maturity.
         (c)All or a portion of security held as collateral in connection with open financial futures contracts.
         (d)Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be less than the original maturity.
         (e)Each $10 face amount contains 40 shares of First Place Tower,
            Inc.
         (f)Each $1,000 face amount contains one warrant of United International Holdings, Inc.
         (g)Each $1,000 face amount contains one warrant of Unifi Communications, Inc.
         (h)Each $1,000 face amount contains four warrants of CellNet Data Systems, Inc.
         (i)Each $1,000 face amount contains one warrant of United USN, Inc.
         (j)Each $1,000 face amount contains one warrant of PLD Telekom Inc.
         (k)Each $1,000 face amount contains one warrant of Coinstar Inc.
         (l)Each $1,000 face amount contains 1.1 shares of common stock of CS Wireless Systems Inc.
         (m)Each $1,000 face amount contains one warrant of Ionica PLC.
         (n)Securities held as collateral in connection with covered short sales.
         (o)Each $1,000 face amount contains one warrant of People's Choice T.V. Corporation.
         (p)Represents a Brady Bond. Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.



Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


COMMON STOCK PORTFOLIO CHANGES


For the Quarter Ended July 31, 1998



Additions


 Allen Telecom Inc.
 Bank Austria AG
 Banque Cantonale de Geneve
 Brierley Investments Limited
 Cendant Corporation
 Deutsche Bank AG
 Dresdner Bank AG
 East-West Banking Corp.
 HIH Winterthur International Holdings Ltd.
 Horizon Group Properties, Inc.
 Jarvis PLC
*Lloyds TSB PLC
 Mol Magyar Olay-es Gazipari
   Reszvenytarsasag (GDR)
 Meditrust Corporation
 Merkantildata ASA
 Newbridge Networks Corp.
 Roche Holding AG
 Royal & Sun Alliance Insurance Group PLC
 Royal Dutch Petroleum Co.
 Security Capital Group Inc. (Class B)
 Shell Transport & Trading Co. PLC
 Siemens AG
*TNT Post Group N.V.
 Telecomunicacoes Brasileiras S.A.--
   Telebras (ADR)
 USEC Inc.
 Union Pacific Corporation
 VEBA AG
 Volvo AB 'B' Shares



Deletions


 Accor S.A.
 Energy Group PLC
 Energy Group PLC (ADR)
 ITT Industries Inc.
 Ionica PLC
 Limited, Inc. (The)
 Liz Claiborne, Inc.
*Lloyds TSB PLC
 Matthew Clark PLC
 Oerlikon-Buehrle Holding Ltd.
 Roberts Pharmaceutical Corporation
 Royal PTT Nederland N.V.
*TNT Post Group N.V.
 US Surgical Corp.
 Unilever PLC
 Western Atlas, Inc.


[FN]
*Added and deleted in the same quarter.


PORTFOLIO INFORMATION



Worldwide
Investments
As of 7/31/98



Breakdown of Stocks &
Fixed-Income Securities by       Percent of
Country                          Net Assets

United States*                     46.0%
Japan                               7.1
Germany                             6.3
Argentina                           4.7
United Kingdom                      4.7
France                              2.8
South Korea                         2.6
Russia                              2.4
Netherlands                         1.9
Australia                           1.7
Brazil                              1.6
Hong Kong                           1.6
Canada                              1.5
Italy                               1.2
Malaysia                            1.0
Mexico                              0.9
Singapore                           0.8
Taiwan                              0.7
Sweden                              0.7
Indonesia*                          0.6
New Zealand                         0.6
Philippines                         0.5
India                               0.5
Finland                             0.5
China                               0.5
Norway                              0.4
Portugal                            0.4
Cayman Islands                      0.4
Switzerland                         0.4
Thailand                            0.3
Spain                               0.2
Chile                               0.2
South Africa                        0.2
Austria                             0.2
Ireland                             0.1
Venezuela                           0.1
Hungary                             0.1

[FN]
*Includes investments in short-term securities.


Ten Largest Holdings             Percent of
(Equity Investments)             Net Assets

Republic New York Corp.             0.7%
Broken Hill Proprietary Co., Ltd.   0.6
Internationale Nederlanden
   Groep N.V.                       0.6
Societe Generale de France S.A.     0.6
Telecom Italia S.p.A.--RISP         0.6
QUALCOMM, Inc.                      0.5
Mellon Bank Corp.                   0.5
Houston Industries, Inc.            0.5
Banc One Corp.                      0.4
MontEdison S.p.A.                   0.4



Ten Largest Industries           Percent of
(Equity Investments)             Net Assets

Banking++                           5.7%
Utilities--Electric & Gas           3.2
Insurance                           3.2
Telecommunications                  3.1
Multi-Industry                      1.6
Electronics                         1.4
Real Estate Investment Trusts       1.1
Energy & Petroleum                  1.0
Chemicals                           1.0
Metals & Mining                     1.0

[FN]
++Includes savings banks.


Merrill Lynch Global Allocation Fund, Inc., July 31, 1998


OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Bryan N. Ison, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President
Dennis W. Stattman, Vice President
Gerald M. Richard, Treasurer
James W. Harshaw, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863